UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.
(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

(Address of principal executive offices) (Zip code)

George O. Martinez, President, TD Asset Management USA Funds Inc.
100 Summer Street, Suite 1500, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report
April 30, 2006 (unaudited)

TD Asset Management
USA Funds Inc.

Money Market Portfolio
–Investor Class
 –Premium Class

U.S. Government Portfolio

Municipal Portfolio

California Municipal
Money Market Portfolio

New York Municipal
Money Market Portfolio

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS

George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired Chairman, President
and CEO of Dime Savings Bank
and Former President and CEO
of Dime Bancorp, Inc.

Richard W. Dalrymple	Peter B. M. Eby
Chairman of CheckSpring	Corporate Director
Community Corp.

EXECUTIVE OFFICERS

George O. Martinez*	Christopher Salfi
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Michele R. Teichner
Chief Compliance Officer
*	Affiliated Person of the Distributor
†	Interested Director

2

TD ASSET MANAGEMENT USA FUNDS INC.
 Service Providers

Investment Manager	Transfer Agent
& Administrator	National Investor Services Corp.
TD Asset Management USA Inc.	One Harborside Financial Center
31 West 52nd Street	Jersey City, NJ 07311
New York, NY 10019

Independent Registered	Shareholder Servicing Agent
Public Accounting Firm	TD AMERITRADE, Inc.
Ernst & Young LLP	100 Wall Street
5 Times Square	New York, NY 10005
New York, NY 10036	Customer Service Department
1-800-934-4448

Custodian	Legal Counsel
The Bank of New York	Willkie Farr & Gallagher LLP
One Wall Street	787 Seventh Avenue
New York, NY 10286	New York, NY 10019

Distributor	Independent Directors
Funds Distributor, Inc.	Counsel
100 Summer Street	Morrison & Foerster LLP
Boston, MA 02110	2000 Pennsylvania Avenue, N.W.
Washington, DC 20006

3

TD ASSET MANAGEMENT USA FUNDS INC.

 Commentary

Market Review

U.S. equities rode out some volatility in the first half of the current fiscal year to post solid gains for the six months ended April 30, 2006. Bonds registered modest returns for the same period despite weakness in the latter months.

The prospect that the Federal Reserve Open Market Committee (Federal Reserve) might need to increase interest rates more than previously thought, as oil prices continued to rise, weighed on financial markets in the early months. Indications from central banks in Europe and Japan that they could move towards tighter monetary policy also had a dampening effect on the financial markets in the early months. Still, equity investors remained largely optimistic that earnings growth would be strong enough to withstand higher energy costs and rising interest rates.

Indeed, companies reported better-than-expected earnings in the first quarter of calendar 2006. Almost 75% of the S&P 500 companies that had reported earnings by the end of April beat analysts’ estimates, above the 57% average since 1992. The strong profits were reflected in the solid economic growth in the first quarter, as GDP (gross domestic product) grew at an annual pace of 4.8% with the help of the biggest jump in business investment since 2000.

The market’s focus remains on the Federal Reserve, however. After almost two years of raising short-term interest rates, the central bank indicated at its most recent policy meetings that the current tightening cycle might be near an end. The Federal Reserve has increased rates 16 times since June 2004, the longest streak of rate hikes since the 1970s. The goal has been to push interest rates from a four-decade low of 1.0% to a neutral level — estimated to be between 3.0% and 5.0% — that would help keep inflation in check but not choke off economic growth. As we’ve mentioned before, it’s a balancing act that investors have been watching closely, particularly in recent months as the federal funds rate has reached 5.0%.

In the Federal Reserve’s view, economic growth is relatively strong, though it believes economic activity may slow later in the year: “The Committee sees growth as likely to moderate to a more sustainable pace, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices.”

As for its assessment of inflation risks, the Federal Reserve said the strong economy so far this year, along with possible increases in employment and capacity utilization, and rising commodity prices, notably for oil, has the potential to add to inflationary pressures. Therefore, it will continue to monitor key economic data, such as the employment report, as it strives to balance economic growth and inflation risks. According to the employment report, in the first four months of 2006, the economy produced more than 700,000 new jobs, which includes a gain of 138,000 new positions in April. The same month, the unemployment rate held at 4.7%, matching a four-year low. An important number in the report that influences

4

inflation expectations was the average hourly earnings growth, up a healthy 0.5% on the month and 3.8% on the year. That annual pace is the fastest since June of 2001, reflecting a tight labor market. In addition, capacity utilization climbed to 81.9% in April, the highest since July 2000 and above the 81.0% average over the last three decades.

Meanwhile, a greater-than-expected rise in the Consumer Price Index (CPI) in April rekindled inflation concerns that could prompt the Federal Reserve to continue increasing interest rates. The annual overall CPI came in at 3.5% compared with 3.4% in March, and the annual core rate — which excludes the volatile food and energy components — was 2.3% versus 2.1%. The question is whether rising energy costs will eventually accelerate the core rate, suggesting businesses are passing the higher cost of energy on to consumers. Consumers are already feeling the pinch of high oil prices from record gasoline prices. Oil prices have climbed further this year, hitting nearly $72 a barrel at the end of April, up more than $10 since the beginning of 2006.

Also on the Federal Reserve’s radar screen is the housing market. It appears to be weakening, which could have a spillover effect on consumer spending down the road. Housing starts dropped a more-than-expected 7.4% in April, the third straight monthly decline. In May, the national index of sales of new single-family homes fell to its lowest point since 1995.

And then there is the impact of the currency. The prospect that the Federal Reserve might stop raising interest rates while rates in Europe and Japan could rise has pushed the U.S. dollar down relative to the euro and yen in 2006. The weaker dollar has helped reduce the U.S. trade deficit, which narrowed in March for a second month to $62.0 billion, the smallest since last August, from $65.6 billion in February. More exports were shipped abroad, while imports declined. The narrowing of the deficit has raised expectations for further economic growth. Stronger European and Asian economies, along with a decline in the value of the U.S. dollar, could increase demand for U.S. exports in the months ahead.

Just how much the economy grows and how high inflation rises in the coming months will likely determine how much work the Federal Reserve has left to strike the balance it seeks.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

/s/ David A. Hartman

David A. Hartman
Managing Director
TD Asset Management USA Inc.

June 19, 2006

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

5

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2005 through April 30, 2006).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

6

Disclosure of Portfolio Expenses (Con’t.) (Unaudited)

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Annualized Expense Ratios 11/1/2005 to 4/30/2006	Expenses Paid During Period* 11/1/2005 to 4/30/2006

Money Market Portfolio — Investor Class

Actual	$1,000.00	$1,018.20	0.86%	$4.30
Hypothetical (5% Return before expenses)	1,000.00	1,020.53	0.86	4.31

Money Market Portfolio — Premium Class

Actual**	1,000.00	1,007.20	0.53	0.92
Hypothetical (5% Return before expenses)	1,000.00	1,022.17	0.53	2.66

U.S. Government Portfolio

Actual	1,000.00	1,017.60	0.87	4.35
Hypothetical (5% Return before expenses)	1,000.00	1,020.48	0.87	4.36

Municipal Portfolio

Actual	1,000.00	1,011.30	0.87	4.34
Hypothetical (5% Return before expenses)	1,000.00	1,020.48	0.87	4.36

California Municipal Money Market Portfolio

Actual	1,000.00	1,011.40	0.82	4.09
Hypothetical (5% Return before expenses)	1,000.00	1,020.73	0.82	4.11

New York Municipal Money Market Portfolio

Actual	1,000.00	1,011.30	0.83	4.14
Hypothetical (5% Return before expenses)	1,000.00	1,020.68	0.83	4.16

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	Expenses are calculated starting with the conversion date of February 27, 2006.

7

Portfolio Summaries as of 4/30/06 (unaudited)

Portfolio Composition*

All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

Money Market

Invests in high-quality money market securities.

By Security Type

A.	49.1%	Bank Obligations
B.	37.4%	Corporate Obligations
C.	6.2%	Taxable Municipal Obligations
D.	3.7%	Repurchase Agreements
E.	3.6%	U.S. Government Agency Obligations

U.S. Government

Invests in securities that are issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.***

By Security Type

A.	42.2%	Repurchase Agreements
B.	29.8%	Agency Obligations
C.	28.0%	U.S. Guaranteed Obligations

Municipal

Invests primarily in high quality municipal securities that pay interest exempt from Federal Income taxes.**

By Security Type

A.	53.6%	7-Day Demand Notes
B.	29.7%	Tax-Exempt Commercial Paper
C.	8.3%	Put-Bonds
D.	7.2%	Daily Demand Notes
E.	0.7%	Municipal Bonds
F.	0.5%	Tax-Exempt Notes

California Municipal Money Market

Invests primarily in high quality municipal securities that pay interest exempt from Federal and CA State Income taxes.**

By Security Type

A.	73.9%	7-Day Demand Notes
B.	17.8%	Tax-Exempt Commercial Paper
C.	4.8%	Put-Bonds
D.	3.5%	Daily Demand Notes
*	Maturity and Portfolio compositions are subject to change.
**	Income may be subject to federal alternative minimum tax.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

8

Portfolio Summaries as of 4/30/06 (unaudited)

Portfolio Composition*

All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

New York Municipal Money Market

Invests primarily in high quality municipal securities that pay interest exempt from Federal, NY State and NYC Income taxes.**

By Security Type

A.	74.0%	7-Day Demand Notes
B.	10.7%	Tax-Exempt Commercial Paper
C.	9.1%	Daily Demand Notes
D.	5.5%	Put-Bonds
E.	0.7%	Municipal Bonds
*	Maturity and Portfolio compositions are subject to change.
**	Income may be subject to federal alternative minimum tax.

9

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at tdameritrade.com. Login to your account and click on products and services, investments, cash/money market vehicles. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at tdameritrade.com. Login to your account and click on products and services, investments, cash/money market vehicles. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

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TABLE OF CONTENTS

Statements of Assets and Liabilities	12

Statements of Operations	14

Statements of Changes in Net Assets	16

Financial Highlights	22

Notes to Financial Statements	34

Money Market Portfolio Schedule of Investments	40

U.S. Government Portfolio Schedule of Investments	50

Municipal Portfolio Schedule of Investments	52

California Municipal Money Market Portfolio Schedule of Investments	61

New York Municipal Money Market Portfolio Schedule of Investments	64

Notes to Schedules of Investments	67

Board's Consideration of Investment Management Arrangements	69

Directors and Officers Information	74

11

Statements of Assets and Liabilities
April 30, 2006 (Unaudited)

	Money Market Portfolio	U.S. Government Portfolio	Municipal Portfolio	California Municipal Money Market Portfolio	New York Municipal Money Market Portfolio
ASSETS
Investments in securities, at value
(including repurchase agreements of
$310,441,000, $712,624,000, $0, $0,
and $0, respectively) (Note 2)	$ 8,169,369,146	$1,688,128,900	$ 735,521,264	$307,067,420	$ 138,726,111
Cash	389,591	—	1,400,354	—	—
Receivable for capital shares sold	136,529,444	31,133,829	10,570,699	5,256,708	1,124,137
Interest receivable	27,383,679	3,292,399	4,266,242	1,549,496	860,257
Prepaid expenses	175,791	36,569	31,211	25,534	13,562

TOTAL ASSETS	8,333,847,651	1,722,591,697	751,789,770	313,899,158	140,724,067
LIABILITIES
Payable for capital shares redeemed	129,752,751	34,605,706	13,435,952	4,638,240	1,203,317
Payable to Investment Manager and its
affiliates (Note 3)	5,636,438	1,141,802	550,016	237,423	104,269
Dividends payable to shareholders	2,740,334	501,530	165,104	70,254	32,845
Accrued expenses	724,702	65,135	48,819	30,524	34,523
Payable for securities purchased	—	131,182,954	—	—	—
Payable to custodian	—	155,613	—	210,399	842,864

TOTAL LIABILITIES	138,854,225	167,652,740	14,199,891	5,186,840	2,217,818

NET ASSETS	$ 8,194,993,426	$1,554,938,957	$ 737,589,879	$308,712,318	$ 138,506,249

Net assets consist of:
Paid-in-capital ($.0001 par value
common stock,70 billion, 20 billion,
10 billion, 10 billion and 10 billion
shares authorized, respectively)	$ 8,195,101,885	$1,554,921,994	$ 737,776,896	$308,694,556	$ 138,411,678
Undistributed (distributions in excess
of) net investment income	(431)	—	—	1,961	(32)
Accumulated net realized gains (losses)
from security transactions	(108,028)	16,963	(187,017)	15,801	94,603

Net assets, at value	$ 8,194,993,426	$1,554,938,957	$ 737,589,879	$308,712,318	$ 138,506,249

Shares outstanding	N/A	1,554,921,994	737,776,896	308,694,556	138,411,678

Investor Class shares outstanding	7,086,123,238	N/A	N/A	N/A	N/A

Premium Class shares outstanding	1,108,978,647	N/A	N/A	N/A	N/A

Net Asset value, redemption price and
offering price per share (Note 2)	N/A	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Investor Class net asset value,
redemption price and offering price
per share (Note 2)	$ 1.00	N/A	N/A	N/A	N/A

Premium Class net asset value,
redemption price and offering price
per share (Note 2)	$ 1.00	N/A	N/A	N/A	N/A

Please see accompanying notes to financial statements.

12	13

Statements of Operations
For the Six Month Period Ended April 30, 2006 (Unaudited)

	Money Market Portfolio	U.S. Government Portfolio	Municipal Portfolio	California Municipal Money Market Portfolio	New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest income	$ 159,929,642	$ 33,000,316	$ 11,449,902	$ 4,766,389	$ 2,293,495
EXPENSES
Shareholder servicing fees (Note 3)	8,459,137	1,875,053	911,265	383,292	185,162
Distribution fees (Note 3)	8,300,765	1,676,744	818,793	354,069	160,752
Investment management fees (Note 3)	7,105,170	1,668,143	820,886	339,904	169,920
Transfer agent fees (Note 3)	5,091,617	1,127,440	547,062	227,953	112,408
Administration fees (Note 3)	1,652,315	377,411	182,552	74,635	38,342
Directors' fees (Note 4)	33,159	8,797	5,636	3,965	3,000
Registration fees	128,315	50,772	32,586	23,139	21,676
Custody fees	120,604	39,151	40,859	7,780	4,081
Shareholder reports and mailing	113,723	21,421	5,577	1,772	1,753
Professional fees	56,863	16,235	10,260	9,585	5,404
Other expenses	97,422	21,429	14,917	6,383	6,223

TOTAL EXPENSES	31,159,090	6,882,596	3,390,393	1,432,477	708,721
Fees waived/expenses reimbursed by the
Investment Manager and its affiliates
(Note 3)	(1,373,273)	(366,864)	(217,552)	(175,570)	(96,940)

NET EXPENSES	29,785,817	6,515,732	3,172,841	1,256,907	611,781

NET INVESTMENT INCOME	130,143,825	26,484,584	8,277,061	3,509,482	1,681,714

NET REALIZED GAINS (LOSSES) FROM SECURITY
TRANSACTIONS	(125,519)	161	(38,914)	15,737	104,700

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 130,018,306	$ 26,484,745	$ 8,238,147	$ 3,525,219	$ 1,786,414

Please see accompanying notes to financial statements.

14	15

Statements of Changes in Net Assets

	Money Market Portfolio
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
OPERATIONS:
Net investment income	$ 130,143,825	$ 129,020,711
Net realized gains (losses) from
security transactions	(125,519)	(12,975)

Net increase in net assets from operations	130,018,306	129,007,736

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(122,315,384)	(129,020,711)
Premium Class	(7,828,441)	—
From net realized gain on security
transactions
Investor Class	—	(564,736)

Total Dividends to Shareholders	(130,143,825)	(129,585,447)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	14,955,947,158	20,044,847,088
Shares issued in reinvestment of dividends	120,531,910	129,637,816
Payments for shares redeemed	(14,381,820,223)	(20,034,879,065)

Net increase (decrease) in net assets
from Investor Class shares	694,658,845	139,605,839

Premium Class:
Proceeds from shares sold	374,571,929	—
Proceeds from Merger	1,032,143,699	—
Shares issued in reinvestment of dividends	7,431,222	—
Payments for shares redeemed	(305,168,203)	—

Net increase in net assets from Premium
Class shares	1,108,978,647	—

Net increase (decrease) in net assets from
capital share transactions	1,803,637,492	139,605,839

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,803,511,973	139,028,128

NET ASSETS:
Beginning of period	6,391,481,453	6,252,453,325
End of period	$ 8,194,993,426	$ 6,391,481,453

Undistributed (distributions in excess
of) net investment income	$ (431)	$ (431)

Please see accompanying notes to financial statements.

16	17

Statements of Changes in Net Assets

	U.S. Government Portfolio		Municipal Portfolio
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
OPERATIONS:
Net investment income	$ 26,484,584	$ 30,891,493	$ 8,277,061	$ 10,190,680
Net realized gains (losses) from
security transactions	161	4,121	(38,914)	(135,876)

Net increase in net assets from
operations	26,484,745	30,895,614	8,238,147	10,054,804

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(26,484,584)	(30,891,493)	(8,277,061)	(10,190,680)
From net realized gain on security
transactions	—	(56)	—	—

Total Dividends to Shareholders	(26,484,584)	(30,891,549)	(8,277,061)	(10,190,680)

CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Proceeds from shares sold	3,115,552,221	5,468,177,469	1,575,377,407	2,795,250,369
Shares issued in reinvestment of dividends	26,111,604	30,909,834	8,149,921	10,206,976
Payments for shares redeemed	(3,148,006,994)	(5,422,614,113)	(1,564,867,366)	(2,826,837,135)

Net increase (decrease) in net assets
from capital share transactions	(6,343,169)	76,473,190	18,659,962	(21,379,790)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,343,008)	76,477,255	18,621,048	(21,515,666)

NET ASSETS:
Beginning of period	1,561,281,965	1,484,804,710	718,968,831	740,484,497

End of period	$ 1,554,938,957	$ 1,561,281,965	$ 737,589,879	$ 718,968,831

Undistributed (distributions in excess of) net investment income	$ —	$ —	$ —	$ —

18	19

Statements of Changes in Net Assets

	California Municipal Money Market Portfolio		New York Municipal Money Market Portfolio
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
OPERATIONS:
Net investment income	$ 3,509,482	$ 4,186,522	$ 1,681,714	$ 2,115,683
Net realized gains (losses) from
security transactions	15,737	64	104,700	(10,097)

Net increase in net assets from operations	3,525,219	4,186,586	1,786,414	2,105,586

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(3,507,521)	(4,186,522)	(1,681,707)	(2,115,683)
From net realized gain on security
transactions	—	(18,904)	—	—

Total Dividends to Shareholders	(3,507,521)	(4,205,426)	(1,681,707)	(2,115,683)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	604,794,116	944,153,327	276,290,303	469,374,536
Shares issued in reinvestment of dividends	3,453,070	4,212,487	1,656,886	2,119,431
Payments for shares redeemed	(592,724,899)	(914,486,374)	(292,123,019)	(459,225,626)

Net increase (decrease) in net assets
from capital share transactions	15,522,287	33,879,440	(14,175,830)	12,268,341

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,539,985	33,860,600	(14,071,123)	12,258,244
NET ASSETS:
Beginning of period	293,172,333	259,311,733	152,577,372	140,319,128

End of period	$ 308,712,318	$ 293,172,333	$ 138,506,249	$ 152,577,372

Undistributed (distributions in excess
of) net investment income	$ 1,961	$ —	$ (32)	$ (39)

Please see accompanying notes to financial statements.

20	21

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

Money Market Portfolio Investor Class

	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.018		0.022	0.005	0.006	0.015	0.044

Dividends from net investment income	(0.018)		(0.022)	(0.005)	(0.006)	(0.015)	(0.044)
Distributions from net realized gains
on security transactions	—		(0.000)*	—	(0.000)*	—	—

Net asset value, end of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.90	%(B)	0.91%	0.91%	0.90%	0.90%	0.92%
Ratio of net expenses to average net assets	0.86	%(B)	0.82%	0.82%	0.77%	0.77%	0.75%
Ratio of net investment income to average net assets	3.65	%(B)	2.17%	0.49%	0.64%	1.46%	4.29%
SUPPLEMENTAL DATA
Total investment return(A)	1.82%		2.20%	0.52%	0.65%	1.48%	4.45%
Net assets, end of period	$ 7,086,028,925		$ 6,391,481,453	$ 6,252,453,325	$ 8,907,242,750	$ 8,593,706,212	$ 7,837,492,302

Average net assets	$ 6,748,643,978		$ 5,954,856,436	$ 7,550,940,664	$ 8,636,511,932	$ 8,190,289,039	$ 7,201,241,377

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total return is for the period indicated and has not been annualized.
(B)	Annualized.

Please see accompanying notes to financial statements.

22	23

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

Money Market Portfolio Premium Class

	Period Ended April 30, 2006 (Unaudited)*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 1.000

Net investment income	0.007

Dividends from net investment income	(0.007)
Distributions from net realized gains on
security transactions	—

Net asset value, end of period	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.53	%(B)
Ratio of net expenses to average net assets	0.53	%(B)
Ratio of net investment income to average net assets	4.22	%(B)

SUPPLEMENTAL DATA
Total investment return(A)	0.72%
Net assets, end of period	$ 1,108,964,501

Average net assets	$ 1,073,951,141

*	Premium Class shares commenced operations on February 27, 2006.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Return is cumulative as of inception date.
(B)	Annualized.

Please see accompanying notes to financial statements.

24

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25

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

U.S. Government Portfolio

	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.018		0.021	0.004	0.006	0.014	0.042

Dividends from net investment income	(0.018)		(0.021)	(0.004)	(0.006)	(0.014)	(0.042)
Distributions from net realized gains
on security transactions	—		(0.000)*	—	(0.000)*	—	—

Net asset value, end of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.92	%(B)	0.92%	0.92%	0.92%	0.93%	0.94%
Ratio of net expenses to average net assets	0.87	%(B)	0.82%	0.82%	0.78%	0.77%	0.75%
Ratio of net investment income to average net assets	3.53	%(B)	2.09%	0.45%	0.55%	1.36%	4.13%
SUPPLEMENTAL DATA
Total investment return(A)	1.76%		2.11%	0.45%	0.56%	1.37%	4.31%
Net assets, end of period	$ 1,554,938,957		$ 1,561,281,965	$ 1,484,804,710	$ 1,568,884,363	$ 1,270,725,107	$ 1,181,666,805

Average net assets	$ 1,512,478,030		$ 1,478,484,731	$ 1,561,665,079	$ 1,292,118,256	$ 1,210,024,354	$ 1,020,855,050

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total return is for the period indicated and has not been annualized.
(B)	Annualized.

Please see accompanying notes to financial statements.

26	27

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

Municipal Portfolio

	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Period Ended October 31, 2001
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.011		0.014	0.004	0.005	0.010	0.027

Dividends from net investment income	(0.011)		(0.014)	(0.004)	(0.005)	(0.010)	(0.027)

Net asset value, end of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.93	%(B)	0.93%	0.93%	0.92%	0.94%	0.94%
Ratio of net expenses to average net assets	0.87	%(B)	0.81%	0.81%	0.76%	0.76%	0.74%
Ratio of net investment income to average net assets	2.27	%(B)	1.37%	0.38%	0.48%	0.98%	2.67%
SUPPLEMENTAL DATA
Total investment return(A)	1.13%		1.38%	0.39%	0.48%	0.98%	2.74%
Net assets, end of period	$ 737,589,879		$ 718,968,831	$ 740,484,497	$ 718,450,259	$ 672,346,210	$ 648,756,171

Average net assets	$ 735,055,515		$ 743,238,119	$ 758,867,575	$ 716,364,898	$ 659,741,138	$ 608,775,666

(A)

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total return is for the period indicated and has not been annualized.

(B)	Annualized.

Please see accompanying notes to financial statements.

28	29

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

California Municipal Money Market Portfolio

	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.011		0.015	0.005	0.004	0.009	0.024

Distributions from net investment income	(0.011)		(0.015)	(0.005)	(0.004)	(0.009)	(0.024)
Distributions from net realized gains
on security transactions	—		(0.000)*	—	—	—	—

Net asset value, end of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.93	%(B)	0.94%	0.94%	0.94%	0.94%	0.94%
Ratio of net expenses to average net assets	0.82	%(B)	0.70%	0.70%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.29	%(B)	1.51%	0.46%	0.45%	0.87%	2.34%
SUPPLEMENTAL DATA
Total investment return(A)	1.14%		1.51%	0.46%	0.45%	0.87%	2.38%
Net assets, end of period	$ 308,712,318		$ 293,172,333	$ 259,311,733	$ 255,964,770	$ 256,338,547	$ 231,483,361

Average net assets	$ 309,175,626		$ 277,360,763	$ 259,374,649	$ 256,329,078	$ 242,095,438	$ 228,193,975

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total return is for the period indicated and has not been annualized.
(B)	Annualized.

Please see accompanying notes to financial statements.

30	31

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

New York Municipal Money Market Portfolio

	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.011		0.015	0.004	0.004	0.009	0.025

Distributions from net investment income	(0.011)		(0.015)	(0.004)	(0.004)	(0.009)	(0.025)
Distributions from net realized gains
on security transactions	—		—	—	(0.000)*	—	—

Net asset value, end of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.96	%(B)	0.97%	0.97%	0.96%	0.97%	0.95%
Ratio of net expenses to average net assets	0.83	%(B)	0.70%	0.70%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.27	%(B)	1.48%	0.43%	0.45%	0.87%	2.44%
SUPPLEMENTAL DATA
Total investment return(A)	1.13%		1.48%	0.43%	0.46%	0.87%	2.53%
Net assets, end of period	$ 138,506,249		$ 152,577,372	$ 140,319,128	$ 150,323,612	$ 149,269,604	$ 132,893,862

Average net assets	$ 149,358,189		$ 143,205,172	$ 141,606,419	$ 156,579,143	$ 144,026,670	$ 119,680,318

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total return is for the period indicated and has not been annualized.
(B)	Annualized.

Please see accompanying notes to financial statements.

32	33

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2006 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (formerly, TD Waterhouse Family of Funds, Inc.), (the “Fund”) was organized as a Maryland corporation on August 16, 1995. The Fund changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five money market portfolios (each a “Portfolio” and collectively the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Municipal Money Market Portfolio (the “California Portfolio”) and the New York Municipal Money Market Portfolio (the “New York Portfolio”), which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

On November 7, 2005, the Board of Directors of the Fund approved the designation of all outstanding shares of the Money Market Portfolio as Investor Class shares. The rights and privileges of the shares are unchanged. The Board of Directors also approved the designation of 25,000,000,000 authorized, but unissued, shares of the Money Market Portfolio as Premium Class shares. On February 27, 2006, pursuant to a shareholder vote, the Money Market Plus Portfolio of TD Waterhouse Plus Funds, Inc. transferred substantially all of its assets to the Money Market Portfolio in exchange for Premium Class shares of the Money Market Portfolio having an aggregate net asset value equal to the value of the Money Market Plus Portfolio’s assets and the assumption by the Money Market Portfolio of the Money Market Plus Portfolio’s liabilities.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

34

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2006 (Unaudited)

Use of Estimates — The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2006, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Fund’s “Investment Manager” or “Administrator”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial

35

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2006 (Unaudited)

reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion. Prior to February 1, 2006, each Portfolio paid the Investment Manager an annual investment management fee equal to 0.35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.34% of 1% of the next $1 billion, and 0.33% of 1% of average daily net assets of each such Portfolio over $2 billion. For the six months ended April 30, 2006, the Investment Manager voluntarily waived $519,422, $141,839, $84,603, $68,277 and $37,698 of its investment management fee for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. Prior to February 1, 2006 the Portfolios paid the Administrator a monthly fee at an annual rate of 0.10 of 1% of each Portfolio’s and classes’ average daily net assets. The Premium Class of the Money Market Portfolio did not commence operations until February 27, 2006. The Administrator has entered into an agreement with Funds Distributor, Inc. (“FDI”) whereby FDI performs certain administrative services for the Portfolios. The Administrator pays FDI fees for providing these services. Prior to June 1, 2005, TD Waterhouse Investor Services Inc. (“TD Waterhouse”), an affiliate of the Investment Manager, had been retained under an Administration Agreement to perform certain administrative services for each Portfolio. For such administrative services, each Portfolio paid TD Waterhouse a monthly fee at an annual rate of 0.10 of 1% of each Portfolio’s average daily net assets. For the six months ended April 30, 2006, the Administrator and TD Waterhouse voluntarily

36

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2006 (Unaudited)

waived a total of $155,246, $40,914, $24,173, $19,508 and $10,772 of administrative fees for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

TD AMERITRADE, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. Prior to April 24, 2006, TD Waterhouse had been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The shareholder service plan adopted by the Fund provides that each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays TD AMERITRADE, Inc. (or prior to April 24, 2006, TD Waterhouse) a monthly fee at an annual rate of up to 0.25 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays TD AMERITRADE, Inc. (or prior to April 24, 2006, TD Waterhouse) a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets. For the six months ended April 30, 2006, TD Waterhouse voluntarily waived a total of $388,114, $102,284, $60,431, $48,769 and $26,927 of its shareholder servicing fees for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

The Fund has entered into an Amended and Restated Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency-related services. For such services, each Portfolio and class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets. Prior to February 1, 2006 each Portfolio paid the Transfer Agent a monthly fee at an annual rate of 0.20 of 1% of average daily net assets. For the six months ended April 30, 2006, the Transfer Agent voluntarily waived $310,491, $81,827, $48,345, $39,016 and $21,543 of its transfer agency and dividend disbursing agency fees for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

The Portfolios’ Distribution Plan under Rule 12b-1 of the Act (the “Rule 12b-1 Plan”), effective as of February 1, 2006, permits each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% (0.365% in the case of the Premium Class of the Money Market Portfolio) of the annual average daily net assets of each Portfolio (or class, in the case of the Money Market Portfolio) (“12b-1 Fees”). These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD AMERITRADE, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”). The Distribution Fees paid for the six months ended April 30, 2006 for the Investor Class of the Money Market Portfolio was $7,624,176 and the Premium Class of the Money Market Portfolio was $676,589.

37

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2006 (Unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund receives, in the aggregate:

1.	a base annual retainer of $24,000, payable quarterly,

2.	a meeting fee of $3,500 for each meeting attended in person,

3.	a meeting fee of $2,500 for each meeting attended by telephone, and

4.	For committee meetings taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $3,500 for each such meeting attended.

Directors’ fees are allocated among the Portfolios.

Prior to May 15, 2006, each Director who was not an “interested person” as defined in the Act, who served on the Board of Directors/Trustees of one or more investment companies in the “Fund Complex” (which included the Fund, TD Waterhouse Trust and TD Waterhouse Plus Funds, Inc.), received, in the aggregate:

1.	a base annual retainer of $15,000, payable quarterly,

2.	a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustee of two companies in the Fund Complex, and

3.	an additional supplemental annual retainer of $2,500, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and

4.	a meeting fee of $3,000 for each meeting attended.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each

38

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2006 (Unaudited)

calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal year ended October 31, 2005 were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Money Market Portfolio
	2005	$ —	$129,020,711	$564,736	$129,585,447
U.S. Government Portfolio
	2005	—	30,891,549	—	30,891,549
Municipal Portfolio
	2005	10,190,680	—	—	10,190,680
California Portfolio
	2005	4,186,522	—	18,904	4,205,426
New York Portfolio
	2005	2,115,683	—	—	2,115,683

The tax character of distributions for the fiscal year ending October 31, 2006 will be determined at the end of the current fiscal year.

As of October 31, 2005, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforwards	Other Temporary Differences	Distributable Earnings (Accumulated Loss)
Money Market Portfolio	$ —	$589,677	$(12,975)	$(559,642)	$ 17,060
U.S. Government Portfolio	—	145,353	—	(128,551)	16,802
Municipal Portfolio	37,802	—	(147,942)	(37,963)	(148,103)
California Portfolio	15,866	—	—	(15,802)	64
New York Portfolio	7,979	—	(10,097)	(8,018)	(10,136)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,
	2010	2011	2012	2013	Total
Money Market Portfolio	$ —	$ —	$ —	$ 12,975	$ 12,975
Municipal Portfolio	1,634	3,231	7,201	135,876	147,942
New York Portfolio	—	—	—	10,097	10,097

39

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—6.1%
$ 40,178,000	Aquinas Funding LLC, 6/12/06 (Credit: MBIA; Rabobank Nederland) (Note E)	4.59	$ 39,572,878
75,000,000	Aquinas Funding LLC, 6/12/06 (Credit: MBIA; Rabobank Nederland) (Note E)	4.61	75,000,000
42,863,527	Capital One Auto Finance Trust, Ser. 2005-D, Cl. A-1, 4.43%, due 12/15/06 (GTY: MBIA)	4.43	42,863,527
106,388,604	LEAFs, LLC, 4.92%, due 5/25/06 (Credit: AIG) (Notes A, E)	4.92	106,388,604
85,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 5.10%, due 5/30/06 (Notes A, E)	5.09	85,001,257
150,000,000	RACERS Trust, Ser. 2004-6-MM, 4.97%, due 5/22/06 (GTY: Lehman Bros. Holdings, Inc.) (Notes A, E)	4.97	150,000,000

			498,826,266

	BROKER/DEALER OBLIGATIONS—13.3%
100,000,000	Bear Stearns Cos., Inc. 5/1/06	4.80	100,000,000
248,000,000	Goldman Sachs Group, Inc., 4.92%, due 5/15/06 (Notes A, E)	4.91	248,021,035
347,000,000	Merrill Lynch & Co., Inc., 5.05%, due 5/11/06 (Note A)	5.05	347,000,000
10,000,000	Merrill Lynch & Co., Inc., 4.88%, due 5/15/06 (Note A)	4.88	10,000,000
50,000,000	Morgan Stanley, 4.92%, due 5/1/06 (Note A)	4.86	50,029,801
21,575,000	Morgan Stanley, 4.85%, due 5/3/06 (Note A)	4.83	21,577,668
51,000,000	Morgan Stanley, 4.89%, due 5/4/06 (Note A)	4.89	51,000,000
254,000,000	Morgan Stanley, 4.93%, due 5/15/06 (Note A)	4.93	254,000,000
5,000,000	Morgan Stanley, 5.06%, due 5/30/06 (Note A)	5.02	5,000,396

			1,086,628,900

	EXTENDIBLE COMMERCIAL NOTES—0.1%
20,390,000	ASAP Funding Inc., 4.80%, due 5/11/06 (Credit: Bank of America, N.A.; Citigroup, N.A.) (Notes A, E, F)	4.81	20,362,813

	FINANCE & INSURANCE OBLIGATIONS—10.2%
200,000,000	American Express Credit Corp., 4.93%, due 5/5/06 (Note A)	4.93	200,000,000
235,000,000	General Electric Capital Corp., 5.00%, due 5/17/06 (Note A)	4.97	235,168,426

40

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 5,050,000	Kokomo Grain Co., Inc., Ser 2002-A, 4.96%, due 5/5/06 (LOC: General Electric Capital Corp.) (Notes A, C, E)	4.96	$ 5,050,000
26,954,000	Meridian Funding Co., LLC, Extendible MTN, 5.15%, due 5/30/06 (GTY: MBIA) (Note A)	5.15	26,954,000
35,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 4.85%, due 5/8/06 (Note A)	4.80	35,008,252
21,000,000	MBIA Global Funding, LLC, 4.93%, due 6/16/06 (Note A)	4.88	20,999,808
13,850,000	Sigma Finance Inc., due 6/29/06	4.60	13,747,856
100,000,000	Sigma Finance Inc., due 8/9/06	4.93	98,658,333
150,000,000	Sigma Finance Inc., due 3/8/07	5.00	150,000,000
50,000,000	Sigma Finance Inc., due 4/30/07 (Note G)	5.25	50,000,000

			835,586,675

	FUNDING AGREEMENTS—3.4%
275,000,000	Metropolitan Life Insurance Co., 5.12%, due 7/3/06 (Notes A, B)	5.12	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.6%
4,463,784	Amtrak Trust 93-A, Ser. A, 4.83% (GTY: General Electric Co.) (Note C)	4.83	4,463,784
17,114,228	Amtrak Trust 93-B, Ser. A, 4.83% (GTY: General Electric Co.) (Note C)	4.83	17,114,228
14,243,393	Amtrak Trust 93-B, Ser. B, 4.83% (GTY: General Electric Co.) (Note C)	4.83	14,243,393
5,600,000	CFM International, Inc., Ser 1999A, 4.85% (GTY: General Electric Co.) (Note C)	4.78	5,600,000
10,000,000	Frontenac Properties, Inc., 4.85% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	4.85	10,000,000

			51,421,405

	LOAN PARTICIPATIONS—3.5%
100,000,000	Army and Air Force Exchange Service, due 5/22/06 (Note B)	4.80	100,000,000
10,000,000	Army and Air Force Exchange Service, due 5/26/06 (Note B)	4.80	10,000,000
48,000,000	AXA Equitable Life Insurance Company, 4.95%, due 5/24/06 (Notes A, B)	4.95	48,000,000
32,000,000	California Institute of Technology, due 5/4/06	4.85	32,000,000
66,200,000	Cos-Mar Company, 4.97%, due 5/24/06 (GTY: General Electric Co.) (Notes A, B)	4.97	66,200,000

41

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 4,000,000	Perseverance Associates, LP, due 5/9/06 (GTY: Prudential Insurance Co. of America) (Note B)	4.77	$ 4,000,000
24,560,000	Wellesley College, due 5/4/06	4.84	24,560,000

			284,760,000

	TOTAL CORPORATE OBLIGATIONS—37.2%		3,052,586,059

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER–4.9%
75,000,000	DEPFA Bank PLC, 4.51%, due 6/14/06 (Note A)	4.51	74,587,042
100,000,000	Irish Life & Permanent PLC, 4.67%, due 5/13/06 (Notes A, E)	4.73	99,714,611
15,000,000	Irish Life & Permanent PLC, 4.56%, due 7/19/06 (Note A)	4.67	14,849,900
50,000,000	Irish Life & Permanent PLC, 4.99%, due 7/20/06 (Notes A, E)	5.05	49,446,111
64,260,000	Westpac Banking Corp., 4.55%, due 6/16/06 (Notes A, E)	4.63	63,886,400
100,000,000	Westpac Banking Corp., 4.50%, due 6/30/06 (Notes A, E)	4.60	99,250,000

			401,734,064

	BANK NOTES—18.9%
90,000,000	Bank of New York Co., Inc., 5.03%, due 5/30/06 (Note A)	5.03	90,000,000
260,000,000	Bayerische Landesbank GZ, 4.97%, due 5/24/06 (Note A)	4.97	260,000,000
10,000,000	Commonwealth Bank of Australia, 4.92%, due 5/24/06 (Note A)	4.92	10,000,000
135,000,000	Irish Life & Permanent PLC, 4.95%, due 5/22/06 (Note A)	4.95	135,000,000
125,000,000	National Australia Bank, 4.81%, due 5/8/06 (Note A)	4.81	125,000,000
250,000,000	Royal Bank of Canada, 5.80%, due 5/2/06 (Note A)	5.80	250,000,000
69,000,000	Royal Bank of Canada, 4.88%, due 5/10/06 (Note A)	4.88	69,002,978
75,000,000	Societe Generale, 4.80%, due 5/2/06 (Note A)	4.80	75,000,000
61,600,000	Wells Fargo & Co., 4.88%, due 5/2/06 (Note A)	4.88	61,600,531
175,000,000	Wells Fargo & Co., 4.89%, due 5/15/06 (Note A)	4.89	175,000,000
185,000,000	WestLB AG, NY, 4.89%, due 5/10/06 (Note A)	4.89	185,000,000
20,000,000	Westpac Banking Corp. NY, 4.87%, due 5/16/06 (Note A)	4.87	20,000,000

42

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 95,000,000	Westpac Banking Corp. NY, 4.93%, due 6/12/06 (Note A)	4.92	$ 95,009,183

			1,550,612,692

	DOMESTIC BANK SUPPORTED OBLIGATIONS—5.2%
4,730,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	4,730,000
4,135,000	Anacortes Class Assets, LLC Ser. 2003A, 4.89% (LOC: Bank of America, N.A.) (Note C)	4.82	4,135,000
1,800,000	ASC Manufacturing, Ltd., Adj. Rate Tax. Secs., Ser. 2003, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	1,800,000
6,620,000	B.F. Fort Myers, Inc., B.F. South, Inc. U.B., Ltd. Adj. Rate Tax. Secs. Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	6,620,000
3,900,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 5.20% (LOC: Bank of New York) (Note C)	5.13	3,900,000
5,450,000	Black Property Management, LLC, Adj. Rate Tax. Secs, Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	5,450,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax Secs, Ser. 1999, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	1,035,000
16,925,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 5.05% (LOC: Wachovia Bank, N.A.) (Note C)	4.98	16,925,000
3,500,000	CEGW, Inc., Ser. 1999, 4.87% (LOC: PNC Bank, N.A.) (Note C)	4.80	3,500,000
5,145,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	5,145,000
2,000,000	Community HDC, Tax., Ser. 2004, 4.96% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.96	2,000,000
9,120,000	Cooley, Inc. Incremental Tax, Ser. 2000, 5.00% (LOC: Wachovia Bank, N.A.) (Note C)	4.93	9,120,000
13,905,000	Corp. Fin. Managers, Inc., Integrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 4.96% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.89	13,905,000
12,395,000	Country Class Assets, LLC, Tax., Ser. 2004A, 5.05% (LOC: Bank of America, N.A.) (Note C)	4.98	12,395,000
6,400,000	Cubba Capital, LLC, Tax. Adj. Rate Notes, Ser. 2005A, 4.95% (LOC: Comerica Bank) (Note C)	4.88	6,400,000
1,500,000	D & I Properties, LLC, Tax., Ser. 2004, 4.91% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.84	1,500,000

43

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 3,140,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs, Ser. 2003, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	$ 3,140,000
5,300,000	DAPSCO, Inc., Tax., Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	5,300,000
3,680,000	Dayton Freight Lines, Inc., Ser. 2001, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	3,680,000
1,400,000	DBH Associates - Ohio L.P., Adj. Tax. Secs., Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	1,400,000
24,025,000	Dominican Sisters, St. Mary's of the Springs, Tax., Ser. 2000, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	24,025,000
5,265,000	EXAL Corp., Ser. 2001, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	5,265,000
700,000	EXAL Corp., Ser. 2003, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	700,000
4,000,000	Galloway Company, Tax., Ser. 2003, 5.05% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.98	4,000,000
4,225,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	4,225,000
2,905,000	Grand Rapids Christian Schools Assoc., Adj. Rate Tax. Secs., Ser. 2003, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	2,905,000
1,460,000	Gutwein & Co., Inc. and Gutwein Properties LLC, Adj. Rate Tax. Secs., Ser. 2003, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	1,460,000
1,700,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	1,700,000
4,000,000	JJB Properties, LLC, Tax. Property Bonds, Ser. 2006, 5.02% (LOC: FHLB Dallas) (Note C)	4.95	4,000,000
3,270,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	3,270,000
3,704,000	Kern Water Bank Auth., Tax., Ser. 2003B, 4.96% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.89	3,704,000
1,000,000	Lauren Co., LLC, Tax., Ser. 2003, 4.96% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.89	1,000,000
55,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 4.95% (LOC: Wachovia Bank, N.A.) (Note C)	4.95	55,000,000
3,400,000	M & M Drying, Ltd. & Minerva Real Estate, LLC, Ser. 2003, 4.99% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.92	3,400,000
6,800,000	Mikrotec CATV LLC, Adj. Rate Tax. Secs., Ser. 2005, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	6,800,000
2,000,000	New Lexington Clinic, P.S.C., Adj. Rate Tax. Secs., Ser. 2003, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	2,000,000
5,105,000	New Plaza Management, LLC, Ser. 2003, 4.99% (LOC: U.S. Bank, N.A.) (Note C)	4.92	5,105,000

44

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 5,000,000	North Fountain View Dev. Co., LLC, Adj. Rate Tax. Secs., Ser. 2005, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	$ 5,000,000
5,000,000	Ohio Venture Capital Funding LLC, Adj. Rate Tax. Secs., 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	5,000,000
1,400,000	PCP Investors, LLC, Tax., Ser. 2003, 4.96% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.89	1,400,000
12,090,000	Pitney Roads Partners, LLC, Tax., Ser. 2003A, 4.96% (LOC: Bank of America, N.A.) (Note C)	4.96	12,090,000
60,000,000	Provena Health CP Rev. Notes, Ser. 1998, 4.83%, due 5/4/06 (LIQ: JPMorgan Chase Bank, N.A.)	4.81	59,975,950
3,400,000	Quadra, Inc. and S.L.J.B., LLC, Tax., Ser. 2003, 4.99% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.92	3,400,000
5,000,000	R.W. Sidley, Inc., Adj. Rate Tax. Secs., Ser. 2005, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	5,000,000
8,250,000	Riddle Memorial Hospital Health Care Center III Assoc., Tax., Ser. 2003, 5.00% (LOC: PNC Bank, N.A.) (Note C)	4.93	8,250,000
6,100,000	R.M.D Corp., Tax., Ser. 2001, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	6,100,000
1,000,000	R.M.D Corp., Tax., Ser. 2003, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	1,000,000
2,640,000	Rockwall Dirt Co., Ltd., (Floating Rate Option Notes) Tax., 5.05% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.98	2,640,000
2,200,000	Savannah College of Art & Design, Inc., Tax., Ser. 2004, 5.00% (LOC: Bank of America, N.A.) (Note C)	4.93	2,200,000
5,505,000	Sawmill Creek Lodge Co., Ltd., Adj. Rate Tax. Secs., Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	5,505,000
2,700,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	2,700,000
5,000,000	Smith of Georgia, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	5,000,000
4,750,000	Sound Class Assets, L.L.C., Ser. 2003A, 4.89% (LOC: Bank of America, N.A.) (Note C)	4.82	4,750,000
3,875,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 4.87% (LOC: PNC Bank, N.A.) (Note C)	4.80	3,875,000
3,500,000	Team Rahal of Pittsburgh, Inc., Tax., Ser. 2002, 4.83% (LOC: PNC Bank, N.A.) (Note C)	4.76	3,500,000
4,400,000	The Scranton Times, L.P., Ser. 1997, 4.83% (LOC: PNC Bank, N.A.) (Note A)	4.83	4,400,000
5,000,000	Town Care Center, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	5,000,000
9,945,000	Triad Group, Inc., Ser. 1997, 4.94% (LOC: Wachovia Bank, N.A.) (Note C)	4.87	9,945,000

45

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 12,550,000	Turfway Park, LLC, Tax., Ser. 2001, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	$ 12,550,000
3,100,000	Two Gateway L.P., Adj. Rate Tax. Secs., Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	3,100,000
2,120,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	2,120,000
1,500,000	Westgate Investment Fund, LLC, Tax., Ser. 2005, 4.96% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.89	1,500,000
2,000,000	Willow Interests, LLC, Et. Al., Adj. Rate Tax. Secs., Ser. 2005, 4.83% (LOC: Fifth Third Bank) (Note C)	4.83	2,000,000
3,000,000	Wisconsin Heart Hosp. LLC, Tax., Rev. Bonds, Ser. 2003, 4.89% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.82	3,000,000
2,900,000	Yuengling Beer Co., Inc., Ser. 1999A, 4.87% (LOC: PNC Bank, N.A.) (Notes C, E)	4.80	2,900,000

			424,539,950

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—8.5%
372,000,000	Canadian Imperial Bank of Commerce, 4.98%, due 5/15/06 (Note A)	4.98	372,000,000
100,000,000	Credit Suisse, 4.29%, due 4/26/07	4.29	100,000,000
125,000,000	Deutsche Bank AG, 4.11%, due 8/25/06	4.17	124,974,841
100,000,000	UBS AG, 4.80%, due 5/10/06	4.80	100,000,000

			696,974,841

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT–2.7%
50,000,000	BNP Paribas, 5.19%, due 3/31/07	5.19	50,002,197
100,000,000	Deutsche Bank AG, 5.06%, due 9/29/06	5.06	100,000,000
75,000,000	Societe Generale, 4.25%, due 9/6/06	4.72	74,860,494

			224,862,691

	FOREIGN BANK SUPPORTED OBLIGATIONS—8.7%
27,000,000	Banco Continental de Panama, S.A., Ser. A, due 5/24/06 (LOC: Calyon)	4.60	26,922,375
20,465,000	Franklin Avenue Assoc. LP, Tax. Var. Rate Lease Rev. Bonds, Ser. 2001 (Waco, TX Federal Courthouse and Post Office Proj.) 4.85%, due 5/5/06 (Credit: Landesbank Hessen-Thueringen GZ; AMBAC) (Notes A, C, E)	4.78	20,465,000
50,000,000	HBOS Treasury Services PLC, 4.88%, due 5/2/06 (GTY: Bank of Scotland) (Note A)	4.88	50,000,000
237,000,000	HBOS Treasury Services PLC, 4.84%, due 5/22/06 (GTY: Bank of Scotland) (Note A)	4.84	237,000,308
75,000,000	HBOS Treasury Services PLC, 5.00%, due 6/26/06 (GTY: Bank of Scotland) (Note A)	5.00	75,000,000

46

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 100,000,000	UBS Finance (DE) Inc., due 5/1/06 (GTY: UBS AG)	4.82	$ 100,000,000
200,000,000	UBS Finance (DE) Inc., due 5/10/06 (GTY: UBS AG)	4.80	199,761,250

			709,148,933

	TOTAL BANK OBLIGATIONS—48.9%		4,007,873,171

	TAXABLE MUNICIPAL OBLIGATIONS
1,800,000	CA Infrastructure & Econ. Dev. Bank Tax., Ser. 2003B (Surtec, Inc. Proj.), 5.10% (LOC: Comerica Bank) (Note C)	5.03	1,800,000
35,000,000	CA PCFA Environ. Improv. Rev. Bonds (ARCO Proj.) Tax. Ser. 1997, 4.72%, due 5/3/06 (GTY: BP Amoco PLC) (Note E)	4.72	35,000,000
25,000,000	CA Pollution Control Fin. Auth. Environ. Improv. Rev. Bonds (Browning-Ferris Proj.) Tax. Ser. 1997, 4.82% due 5/4/06 (LOC: JPMorgan Chase Bank, N.A.)	4.82	25,000,000
30,000,000	Calcasieu Parish Inc., LA Ind. Dev. Board, Env. Rev. Bonds, Tax., Var. Rate Notes (CITGO Petroleum Proj.) Ser. 1996, 4.82% due 5/4/06 (LOC: BNP Paribas)	4.82	30,000,000
25,000,000	Catholic Univ. of America, Tax. Ser. 2004, 5.01% (SBPA: Wachovia Bank, N.A.) (Note C)	4.94	25,000,000
1,695,000	Colorado HFA Tax. Var. Rate Econ. Dev. Rev. Bonds, Ser. 2003B (High Country Container, Inc. Proj.), 5.08% (LOC: Bank One, N.A.) (Note C)	5.01	1,695,000
730,000	Fla. HFC Tax. Housing Rev. Bonds, Ser. 1999 G-2, (Valencia Village Apts.), 4.97% (Credit: Fannie Mae) (Note C)	4.90	730,000
1,050,000	Fla. HFC Tax. Housing Rev. Bonds, Ser. 2000 E-2 (Waterford Pointe Apts.), 5.01% (Credit: Fannie Mae) (Note C)	4.94	1,050,000
3,075,000	Florence, KY Industrial Building Rev., Ser. 2005A, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	3,075,000
5,000,000	Florence, KY Industrial Building Rev., Ser. 2005B, 5.00% (LOC: Fifth Third Bank) (Note C)	4.93	5,000,000
21,400,000	Ill. Dev. Auth. Revenue Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 5.07% (LOC: Northern Trust Company) (Note C)	5.00	21,400,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 4.86% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.86	22,100,000
20,020,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 4.86% (Credit: MBIA; Bank of America, N.A.) (Note C)	4.86	20,020,000

47

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-I, 4.86% (Credit: MBIA; Bank One, N.A.) (Note C)	4.86	$ 13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-II, 4.86% (Credit: MBIA; Bank One, N.A.) (Note C)	4.86	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 4.86% (Credit: MBIA; Bank One, N.A.) (Note C)	4.86	15,200,000
6,230,000	Indus. Dev. Board of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, L.P. Proj.), 4.90% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.83	6,230,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 6.98% (LOC: Bank of America, N.A.) (Note C)	6.98	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 4.93% (Credit: FGIC; Bank of America, N.A.) (Note C)	4.86	18,500,000
24,300,000	Miss. (State of) Tax., GO (Nissan N.A. Proj.) Ser. 2003A, 4.90% (SBPA: Bank of America, N.A.) (Note C)	4.83	24,300,000
18,200,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.) Ser. 1998, 5.05% (LOC: Wachovia Bank, N.A.) (Note C)	4.98	18,200,000
4,500,000	Miss. Bus. Fin. Corp. Tax. IDB (Conair Corp. Proj.), Ser. 2005,4.99% (LOC: Wachovia Bank, N.A.) (Note C)	4.92	4,500,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDB (Pottery Barn, Inc. Proj.), Ser. 2004, 5.03% (LOC: Bank of America, N.A.) (Note C)	4.96	9,400,000
3,000,000	Miss. Bus. Fin. Corp. Tax. IDRB (Koch Freezers LLC Proj.), Ser. 2004, 4.94% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.87	3,000,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 5.10% (LOC: Bank of America, N.A.) (Note C)	5.03	8,340,000
24,360,000	NY City HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), 2002 Ser. A, 4.82% (LOC: Bayerische Landesbank GZ) (Note C)	4.82	24,360,000
4,800,000	PA Econ. DFA Tax. Dev. Rev. Bonds, Ser. 2004 C3, 4.90% (LOC: PNC Bank, N.A.) (Note A)	4.83	4,800,000
4,100,000	PA Econ. DFA Tax. Dev. Rev. Bonds, Ser. 2005 B3, 4.87% (LOC: PNC Bank, N.A.) (Note C)	4.80	4,100,000
3,680,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser 1999, 5.20% (LOC: Bank of New York) (Note C)	5.13	3,680,000

48

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 22,000,000	St. Joseph County, IN - Extendable Tax. Municipal CP Notes (Univ. of Notre Dame du Lac), due 5/2/06	4.82	$ 22,000,000
27,685,000	State of Texas (Veteran's Land Refunding Bonds) Tax. GO, Ser. 2002, 4.85% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	4.85	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Rev. Refunding Bonds, Ser. 2002C, 4.96% (Credit: FSA; Dexia Credit Local) (Note C)	4.96	7,700,000
78,700,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 5/7/06 (LOC: Landesbank Hessen-Thueringen GZ)	4.89	78,530,358
1,900,000	Westmoreland County, PA IDA, Adj. Rate Demand Health System Rev. Bonds Tax., Ser. 2005D (Excela Health Proj.), 4.90% (LOC: Wachovia Bank, N.A.) (Note C)	4.83	1,900,000

	TAXABLE MUNICIPAL OBLIGATIONS—6.2%		507,095,358

	U.S. GOVERNMENT AGENCY OBLIGATIONS
178,100,000	Fannie Mae Mortgage-backed Discount Notes, due 5/1/06	4.57	178,100,000
101,000,000	Fannie Mae Mortgage-backed Discount Notes, due 7/3/06	4.24	100,273,558
13,000,000	Overseas Private Investment Corp. (OPIC) Agribusiness, Ser. 1995-221-308 (Putable at par 6/15/06), due 6/15/07	3.85	13,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS—3.6%		291,373,558

	REPURCHASE AGREEMENT—3.8%
310,441,000	Bank of America
	• 4.02% dated 4/28/06, due 5/1/06 in the amount of $310,544,998
	• fully collateralized by U.S. Government obligation, coupon 5.000%, maturity 3/1/35, value $316,649,821	4.02	310,441,000

	TOTAL INVESTMENTS (Cost $8,169,369,146)—99.7%		8,169,369,146

	OTHER ASSETS AND LIABILITIES, NET—0.3%		25,624,280

	NET ASSETS—100.0%		$8,194,993,426

Please see accompanying notes to financial statements.

49

TD ASSET MANAGEMENT USA FUNDS INC.
U.S. Government Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—15.3%
$ 42,800,000	Mortgage-backed Discount Notes, due 5/1/06	4.55	$ 42,800,000
18,380,921	Mortgage-backed Discount Notes, due 6/1/06	4.52	18,310,961
25,000,000	Mortgage-backed Discount Notes, due 7/3/06	4.98	24,783,875
20,000,000	Mortgage-backed Discount Notes, due 7/3/06	4.42	19,856,150
21,225,123	Mortgage-backed Discount Notes, due 8/1/06	5.07	20,953,913
86,539,896	Mortgage-backed Discount Notes, due 8/1/06	5.01	85,445,166
17,500,000	Mortgage-backed Discount Notes, due 9/1/06	4.66	17,230,938
1,000,000	Notes, 2.375%, due 5/4/06	4.53	999,823
1,000,000	Notes, 2.52%, due 5/5/06	4.52	999,780
4,300,000	Notes, due 5/22/06 (Note A)	4.64	4,300,011
1,500,000	Notes, 3.00%, due 9/14/06 (Note G)	4.71	1,490,450

			237,171,067

	FEDERAL HOME LOAN BANK—10.1%
60,000,000	Notes, due 5/3/06 (Note A)	4.79	60,000,000
3,455,000	Notes, 2.25%, due 5/15/06	4.51	3,452,016
1,920,000	Notes, 3.00%, due 5/15/06	4.50	1,918,886
11,000,000	Notes, 4.30%, due 5/24/06 (Note G)	4.82	10,996,319
2,000,000	Notes, 3.125%, due 7/27/06 (Note G)	4.61	1,994,370
3,000,000	Notes, 4.885%, due 10/27/06 (Note G)	4.92	2,964,059
35,860,000	Notes, 4.40%, due 10/27/06 (Note G)	4.79	35,849,953
15,125,000	Notes, 4.35%, due 10/30/06 (Note G)	4.47	15,115,849
25,000,000	Notes, 4.885%, due 3/5/07 (Note G)	5.00	24,983,216

			157,274,668

	FREDDIE MAC—7.0%
28,300,000	Notes, 2.55%, due 6/16/06	4.55	28,229,231
6,000,000	Notes, 3.65%, due 11/22/06 (Note G)	4.70	5,963,956
75,000,000	Notes, due 7/6/07 (Note A)	4.91	74,962,574

			109,155,761

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—30.4%
61,878,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 6/19/06	4.87	61,472,467
50,000,000	Army and Air Force Exchange Service, 4.88%, due 5/1/06	4.88	50,000,000
40,000,000	Army and Air Force Exchange Service, 4.80%, due 5/26/06 (Note B)	4.80	40,000,000
25,000,000	Army and Air Force Exchange Service, due 7/25/06 (Note B)	5.09	25,000,000
75,000,000	Army and Air Force Exchange Service, due 10/25/06 (Note B)	5.20	75,000,000

50

TD ASSET MANAGEMENT USA FUNDS INC.
U.S. Government Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 67,344,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 6/19/06	4.87	$ 66,902,644
47,280,000	Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 6/19/06	4.87	46,970,139
35,000,000	Overseas Private Investment Corp. (OPIC) Agribusiness Ser. 1995-221-308 (Putable at par 6/15/06), 3.85% due 6/15/07	3.85	35,000,000
8,337,000	Overseas Private Investment Corp. (OPIC) Ser. 299-1995-333-IG B, 4.86%, due 5/3/06 (Note A)	4.86	8,337,000
20,469,120	Overseas Private Investment Corp. (OPIC) COP, Ser. 1995-197, 4.84%, due 5/3/06 (Note A)	4.84	20,469,120
42,755,875	Totem Ocean Trailer Express, Inc., U.S. Gov't. Gtd. Ship Financing Notes, Ser. 2002-2, 4.12%, due 5/18/06 (Note A)	4.12	42,752,034

			471,903,404

	REPURCHASE AGREEMENTS—45.8%
297,624,000	Bank of America Securities LLC
	• 4.78% dated 4/28/06, due 5/1/06 in the amount of $297,742,554
	• fully collateralized by U.S. Government securities, coupon 5.00%, maturity 6/1/35, value $303,576,481	4.78	297,624,000
110,000,000	Morgan Stanley
	• 4.75% dated 4/28/06, due 5/1/06 in the amount of $110,043,542
	• fully collateralized by U.S. Government securities, coupon range 4.00% to 8.00%, maturity range 5/1/09 to 5/1/36, value $112,200,001	4.75	110,000,000
305,000,000	Morgan Stanley
	• 4.77% dated 4/28/06, due 5/1/06 in the amount of $305,121,238
	• fully collateralized by U.S. Government securities, coupon range 4.50% to 6.00%, maturity range 7/1/20 to 3/1/36, value $311,100,000	4.77	305,000,000

			712,624,000

	TOTAL INVESTMENTS (Cost $1,688,128,900)—108.6%		1,688,128,900

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(8.6)%		(133,189,943)

	NET ASSETS—100.0%		$1,554,938,957

Please see accompanying notes to financial statements.

51

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:
	ALABAMA—2.5%
$ 2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 3.90% (LOC: Bank of America, N.A.) (Note C)	3.90	$ 2,955,000
4,450,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 1995, 3.86% (Note C)	3.86	4,450,000
1,600,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 2001, 3.86% (Note C)	3.86	1,600,000
2,800,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser. 1998, 3.90% (LOC: Citibank, N.A.) (Note C)	3.90	2,800,000
1,760,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 4.05% (LOC: Regions Bank) (Note C)	4.05	1,760,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 3.87% (LOC: U.S. Bank, N.A.) (Note C)	3.87	4,650,000

			18,215,000

	ARKANSAS—0.3%
1,855,000	DFA Rev. Bonds (Conestoga Wood Proj.) 3.95% (LOC: Wachovia Bank, N.A.) (Note C)	3.90	1,855,000

	CALIFORNIA—1.7%
12,807,445	FHLMC MFC Rev. Bonds, Ser. M001, 3.90% (LIQ: FHLMC) (Notes C, E)	3.90	12,807,445

	COLORADO—1.9%
5,000,000	Denver City & County Airport Rev. Bonds, 3.96% (LIQ: Bank of New York) (Notes C, E)	3.96	5,000,000
8,220,000	Dept. of Transportation GO Bonds, 3.88% (LIQ: Bank of New York) (Notes C, E)	3.88	8,220,000
1,000,000	HFA Rev. Bonds (High Country Inc., Proj.) Ser. A, 3.95% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.95	1,000,000

			14,220,000

	DISTRICT OF COLUMBIA—2.2%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.) Ser. 1995A, 3.89% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3.89	12,000,000
20,000	HFA Rev. Bonds, Ser. D, 3.90% (LIQ: Lehman Brothers Holdings Inc.) (Notes C, E)	3.90	20,000

52

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 3.84% (LIQ: Citibank, N.A.) (Notes C, E)	3.84	$ 4,000,000

			16,020,000

	FLORIDA—8.4%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 3.85% (LOC: FNMA) (Note C)	3.85	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 3.85% (LOC: FNMA) (Note C)	3.85	2,500,000
7,800,000	Miami-Dade Cty. IDA Rev. Bond, 3.85% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.85	7,800,000
34,438,000	Miami-Dade Cty. Aviation CP Notes, Ser. A, 3.45%, due 5/9/06 (LOC: BNP Paribas; Dexia Credit Local)	3.45	34,438,000
10,000,000	St. Petersburg Health Facs. Rev. Bonds, 3.81% (LOC: Bank of America, N.A.) (Note C)	3.81	10,000,000

			61,763,000

	GEORGIA—6.1%
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 3.90% (LOC: Wachovia Bank, N.A.) (Note C)	3.90	1,400,000
10,000,000	Metropolitan Atlanta Rapid Transit Auth. Rev. Bonds, Ser. B, 3.28%, due 7/11/06 (LOC: Dexia Credit Local)	3.28	10,000,000
11,900,000	Municipal Elec. Auth. Rev. Bonds, Ser. A, 3.33%, due 5/11/06 (LOC: Bayerische Landesbank GZ; Bank of America, N.A.; WestLB AG)	3.33	11,900,000
20,000,000	Municipal Elec. Auth. Rev. Bonds, Ser. A, 3.39%, due 5/8/06 (LOC: JPMorgan Chase Bank, N.A.)	3.39	20,000,000
1,450,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.) Ser. 1998, 3.85% (LOC: Bank of America, N.A.) (Note C)	3.85	1,450,000

			44,750,000

	ILLINOIS—6.9%
5,390,000	Chicago Enterprise Zone Rev. Bonds, 3.85% (LOC: Harris Trust and Savings Bank) (Note C)	3.85	5,390,000
4,445,000	Chicago Water Rev. Bonds (MERLOT) 3.37%, put 1/18/07 (LIQ: Wachovia Bank, N.A.) (Note E)	3.37	4,445,000
600,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 3.95% (LOC: LaSalle National Bank, N.A.) (Note C)	3.95	600,000
500,000	DFA Rev. Bonds (Profile Plastics Proj.) 3.89% (LOC: LaSalle National Bank, N.A.) (Note C)	3.89	500,000

53

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 14,000,000	Fin. Auth. Rev. Bonds (North Park Univ. Proj.) 3.83% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.83	$ 14,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 3.87% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.87	2,100,000
725,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 3.95% (LOC: LaSalle National Bank, N.A.) (Note C)	3.95	725,000
1,165,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 3.95% (LOC: LaSalle National Bank, N.A.) (Note C)	3.95	1,165,000
2,490,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 3.88% (LOC: LaSalle National Bank, N.A.) (Note C)	3.88	2,490,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 3.95% (LOC: LaSalle National Bank, N.A.) (Note C)	3.95	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 3.93% (LOC: PNC Bank, N.A.) (Note C)	3.93	5,000,000
1,700,000	Richmond IDRB (Maclean Fogg Co. Proj.) 3.87% (LOC: Bank of America, N.A.) (Note C)	3.87	1,700,000
350,000	Will & Kankakee Ctys. Community School District GO Notes, 3.30%, due 11/1/06 (Insured: FSA)	3.30	350,000
3,465,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) Ser. 1998, 3.86% (Note C)	3.86	3,465,000
1,000,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) Ser. 2000, 3.86% (Note C)	3.86	1,000,000
2,900,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) Ser. 2002, 3.86% (Note C)	3.86	2,900,000
1,100,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) Ser. 2003, 3.86% (Note C)	3.86	1,100,000

			50,560,000

	INDIANA—4.6%
18,000,000	DFA Rev. Bonds (Pure Air on Lake Proj.) 3.20%, due 5/10/06 (LOC: Landesbank Hessen-Theuringen GZ)	3.20	18,000,000
6,000,000	DFA Rev. Bonds (Pure Air on Lake Proj.) 3.22%, due 5/10/06 (LOC: Landesbank Hessen-Theuringen GZ)	3.22	6,000,000
500,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 3.88% (LOC: US Bank, N.A.) (Note C)	3.88	500,000
2,760,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 3.95% (LOC: LaSalle National Bank, N.A.) (Note C)	3.95	2,760,000
5,500,000	Hsg. & Community Dev. Auth. Rev. Notes, 3.50%, due 12/14/06 (GIC: AIG)	3.50	5,500,000
1,150,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 3.90% (LOC: Bank One, N.A.) (Note C)	3.90	1,150,000

			33,910,000

54

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	IOWA—0.2%
$ 1,650,000	Dubuque (Jeld-Wen Inc. Proj.) Ser. 1988, 3.95% (LOC: LaSalle National Bank, N.A.) (Note C)	3.95	$ 1,650,000

	KANSAS—0.3%
2,000,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 3.87% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.87	2,000,000

	KENTUCKY—2.4%
515,000	Cynthiana IDRB (Bullard Co. Proj.) 3.90% (LOC: Bank One, N.A.) (Note C)	3.90	515,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 3.85% (LOC: SunTrust Bank) (Note C)	3.85	4,700,000
12,300,000	Pendleton Cty. Lease Rev. Bonds, 3.27%, due 5/25/06 (LOC: Commonwealth Bank of Australia)	3.27	12,300,000

			17,515,000

	LOUISIANA—5.9%
2,900,000	Calcasieu Parish IDA Bonds (Citgo Petroleum) 3.86% (LOC: BNP Paribas) (Note A)	3.86	2,900,000
15,405,000	Jefferson Parish Hospital Rev. Bonds (Putter #522) 3.86% (LOC: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.86	15,405,000
19,925,000	New Orleans Sales Tax Rev. Bonds, 3.95% (LIQ: Lehman Brothers Holdings Inc.) (Notes C, E)	3.95	19,925,000
2,500,000	Placquemines Parish Env. Rev. Bonds (BP Exploration & Oil) 3.86% (Note C)	3.86	2,500,000
2,800,000	St. Charles Parish PCR Rev. Bonds (Shell Oil) 3.86%, (Note C)	3.86	2,800,000

			43,530,000

	MAINE—1.9%
1,065,000	Fin. Auth. Rev. Bonds (Brunswick Publishing) 3.90% (LOC: SunTrust Bank) (Note C)	3.90	1,065,000
8,000,000	Hsg. Auth. Rev. Bonds, Ser. C, 3.50%, put 3/15/07	3.50	8,000,000
5,000,000	Hsg. Auth. Rev. Bonds, Ser. F, 3.37%, put 11/15/06	3.37	5,000,000

			14,065,000

	MARYLAND—1.1%
3,000,000	CDA Rev. Bonds, 3.20%, put 11/24/06	3.20	3,000,000
5,000,000	CDA Rev. Bonds, 3.40%, put 3/7/07	3.40	5,000,000

			8,000,000

55

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MASSACHUSETTS—4.7%
$ 2,440,000	IDRB (Frequency & Time Sys.) 3.91% (LOC: Wells Fargo) (Note C)	3.91	$ 2,440,000
30,500,000	Port Auth. Rev. CP Notes, 3.19%, due 5/4/06 (LOC: WestLB AG)	3.19	30,500,000
1,400,000	Revere GO BANS, 4.00%, due 8/26/06	3.28	1,403,025

			34,343,025

	MICHIGAN—1.5%
8,300,000	HDA Rev. Bonds, 3.87% (LOC: FHLB) (Note A)	3.87	8,300,000
1,615,000	Lowell IDRB (Litehouse Proj.) 3.95% (LOC: Fifth Third Bank) (Note C)	3.95	1,615,000
960,000	Strategic Fund PCR Rev. Bonds (Jo-Mar Family/Troy Tube & Mfg. Proj.) 3.89% (LOC: Fifth Third Bank) (Note C)	3.89	960,000

			10,875,000

	MINNESOTA—2.9%
3,000,000	Eden Prairie MFH Rev. Bonds, 3.90% (LOC: LaSalle National Bank, N.A.) (Note A)	3.90	3,000,000
7,000,000	HFA Rev. Bonds, 3.30%, put 12/4/06 (Insured: MBIA)	3.30	7,000,000
6,768,000	Minneapolis & St. Paul CP Notes, 3.51%, due 8/3/06 (LOC: WestLB AG)	3.51	6,768,000
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 3.90% (LOC: LaSalle National Bank, N.A.) (Note C)	3.90	5,000,000

			21,768,000

	MISSISSIPPI—0.1%
400,000	Business Fin. Corp. IDRB (Lehman- Roberts Co. Proj.) Ser. A, 3.90% (LOC: Bank of America, N.A.) (Note C)	3.90	400,000

	MISSOURI—0.1%
900,000	IDRB (Filtration Group Inc.) 3.93% (LOC: LaSalle National Bank, N.A.) (Note C)	3.93	900,000

	NEW JERSEY—1.9%
14,100,000	Hudson Cty. Imp. Auth. Rev. Bonds, 3.72% (LOC: Bank of New York) (Note C)	3.72	14,100,000

56

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	NEW MEXICO—1.7%
$ 700,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998, 3.90% (LOC: Bank of America, N.A.) (Note C)	3.90	$ 700,000
2,800,000	Farmington IDRB (Independent Mobility Sys. Proj.) Ser. A, 3.87% (LOC: Bank of America, N.A.) (Note C)	3.87	2,800,000
9,200,000	Regional Hsg. Rev. Bonds, 3.40%, put 10/1/06 (GIC: Royal Bank of Canada)	3.40	9,200,000

			12,700,000

	NEW YORK—0.7%
5,400,000	NYC Municipal Water Rev. Bonds, Ser. 6, 3.26%, due 5/15/06 (LIQ: Landesbank Hessen-Theuringen GZ, Landesbank Baden-Wurttemberg GZ)	3.26	5,400,000

	OHIO—2.1%
13,800,000	Akron Rev. Bonds (Munitops) Ser. 2003-37, 3.84% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	3.84	13,800,000
1,600,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) Ser. 1999, 3.85% (Note C)	3.85	1,600,000

			15,400,000

	OKLAHOMA—0.4%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 3.91% (LOC: Bank of America, N.A.) (Note C)	3.91	2,850,000

	OREGON—0.2%
1,760,000	EDR Bonds (Antelope Acquisition Proj.) 4.00% (LOC: US Bank, N.A.) (Note C)	4.00	1,760,000

	PENNSYLVANIA—6.4%
5,925,000	Delaware Cty. IDA Rev. Bonds (Philadelphia Elec.) 3.28%, due 5/17/06 (LOC: BNP Paribas)	3.28	5,925,000
13,000,000	Higher Educ. Rev. Bonds, Ser. 1994A, 3.83% (LIQ: WestLB AG) (Note C)	3.83	13,000,000
1,300,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 3.95% (LOC: Wachovia Bank, N.A.) (Note C)	3.95	1,300,000
27,048,000	Venango IDA Bonds (Scrubgrass Proj.) Ser. A, 3.39% due 7/10/06 (LOC: Dexia Credit Local)	3.39	27,048,000

			47,273,000

57

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	SOUTH CAROLINA—3.2%
$ 1,100,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97, 3.87% (LOC: UBS AG) (Note A)	3.87	$ 1,100,000
3,700,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98, 3.87% (LOC: Deutsche Bank AG) (Note C)	3.87	3,700,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97, 3.90% (LOC: Wachovia Bank, N.A.) (Note C)	3.90	4,000,000
1,125,000	Jobs EDA Rev. Bonds (Accutrex Precision Prod. Proj.) Ser. 2006, 3.93% (LOC: PNC Bank, N.A.) (Note C)	3.93	1,125,000
1,200,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 3.90% (LOC: Wachovia Bank, N.A.) (Note C)	3.90	1,200,000
2,425,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 3.93% (LOC: PNC Bank, N.A.) (Note C)	3.93	2,425,000
2,000,000	Jobs EDA Rev. Bonds (Zeuna Starker Proj.) Ser. 1993, 3.87% (LOC: Bank of America, N.A.) (Note C)	3.87	2,000,000
8,000,000	Port Auth. Rev. Bonds (ABN-AMRO Munitops #7) 3.89% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	3.89	8,000,000

			23,550,000

	TENNESSEE—1.5%
1,400,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 3.90% (LOC: Bank of America, N.A.) (Note C)	3.90	1,400,000
10,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (ABN-AMRO Munitops) Ser. 1999-1, 3.83% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	3.83	10,000,000

			11,400,000

	TEXAS—7.9%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 3.89% (LIQ: FNMA) (Note C)	3.89	6,000,000
800,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1995, 3.86% (Note C)	3.86	800,000
3,900,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 2003, 3.86% (Note C)	3.86	3,900,000
8,000,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Exxon Mobil Oil Proj.) Ser. 2001, 3.67% (Note C)	3.67	8,000,000
12,800,000	Harris Cty. HFC Rev. Bonds, 3.96% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	3.96	12,800,000
1,869,000	Houston Airport Rev. Bonds, Munitops Trust Cert., Ser. 1998-15, 3.90% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	3.90	1,869,000

58

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 3,800,000	Houston Hotel Occupancy CP Notes, 3.14% due 6/5/06 (LOC: Bank of New York)	3.14	$ 3,800,000
1,200,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 3.90% (LOC: Bank of America, N.A.) (Note C)	3.90	1,200,000
3,865,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 3.85% (LOC: Bank One, N.A.) (Note C)	3.85	3,865,000
5,700,000	San Antonio Gas & Elec. Rev. Bonds, 3.12%, due 5/3/06 (LIQ: Bank of America, N.A., State Street Bank)	3.12	5,700,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.) Ser. 1998, 3.90% (LOC: Bank of America, N.A.) (Note C)	3.90	2,000,000
6,500,000	West Side Calhoun Cnty. Nav. Rev. Bonds (BP Chemicals) Ser. 1996, 3.86% (Note C)	3.86	6,500,000
2,000,000	West Side Calhoun Cnty. Nav. Rev. Bonds (BP Chemicals) Ser. 2000, 3.86% (Note C)	3.86	2,000,000

			58,434,000

	UTAH—3.2%
24,000,000	Board of Regents Student Loan Rev. Bonds, 3.85% (LOC: DEPFA Bank) (Note C)	3.85	24,000,000

	VARIOUS STATES—4.3%
21,223,444	FHLMC MFC Rev. Bonds, Ser. M002, 3.95% (LIQ: FHLMC) (Notes C, E)	3.95	21,223,444
10,791,680	FHLMC MFC Rev. Bonds, Ser. M008, 3.95% (LIQ: FHLMC) (Notes C, E)	3.95	10,791,680

			32,015,124

	VIRGINIA—1.1%
8,000,000	Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601, 3.84% (LIQ: Citigroup, N.A.) (Notes C, E)	3.84	8,000,000

	WASHINGTON—8.5%
900,000	EDA Rev. Bonds (Seadrunar Proj.) 3.88% (LOC: US Bank, N.A.) (Note C)	3.88	900,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 3.89% (LOC: FNMA) (Note C)	3.89	6,200,000
1,700,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 3.85% (LOC: Bank of America, N.A.) (Note C)	3.85	1,700,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 3.89% (LOC: FNMA) (Note C)	3.89	2,000,000

59

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 3.90% (LOC: US Bank, N.A.) (Note C)	3.90	$ 2,250,000
2,000,000	HFC Rev. Bonds (Twin Ponds Proj.) 3.92% (LOC: US Bank, N.A.) (Note C)	3.92	2,000,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 3.89% (LOC: FNMA) (Note C)	3.89	4,620,000
1,000,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 3.90% (LOC: US Bank, N.A.) (Note C)	3.90	1,000,000
2,915,000	Port Bellingham IDRB (BP West Coast Products) 3.86% (Note C)	3.86	2,915,000
4,265,000	Port of Seattle Rev. Bonds, Ser. 2001B, 3.21% due 6/6/06 (LOC: Bank of America, N.A.)	3.21	4,265,000
6,785,000	Port of Seattle Rev. Bonds, Ser. 2002B, 3.44%, due 5/5/06 (LOC: Bayerische Landesbank GZ)	3.44	6,785,000
18,865,000	Public Power Supply Rev. Bonds (MERLOT) 3.45%, put 2/1/07 (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.45	18,865,000
9,400,000	Tacoma Rev. Bonds, CP Notes, 3.26%, due 6/1/06 (LOC: Bank of America, N.A.)	3.25	9,400,000

			62,900,000

	WISCONSIN—0.9%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 3.95% (LOC: Bank One, N.A.) (Note C)	3.95	3,000,000
1,790,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.95% (LOC: Bank One, N.A.) (Note C)	3.95	1,790,000
1,800,000	Middleton-Cross Plains Area School BANS, 4.00%, due 12/1/06	3.74	1,802,670

			6,592,670

	TOTAL MUNICIPAL OBLIGATIONS (cost $735,521,264)—99.7%		735,521,264

	OTHER ASSETS AND LIABILITIES, NET—0.3%		2,068,615

	NET ASSETS—100.0%		$ 737,589,879

60

TD ASSET MANAGEMENT USA FUNDS INC.
California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—94.2%
$ 3,200,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 3.90% (LOC: Allied Irish Banks, PLC) (Note C)	3.90	$ 3,200,000
8,200,000	ABAG Fin. Auth. Rev. Bonds (Paragon Apts.) 3.87% (LOC: Comerica Bank) (Note C)	3.87	8,200,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts) Ser. CMC1, 3.86% (LIQ: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.86	9,000,000
5,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim Hills Proj.) Ser. A, 3.86% (LOC: FNMA) (Note C)	3.86	5,000,000
3,745,000	Baldwin Park COP, 3.80% (LOC: Allied Irish Banks, PLC) (Note C)	3.80	3,745,000
3,980,000	Compton USD GO Bonds (MERLOT) 3.81% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.81	3,980,000
13,000,000	Dept. of Water Resources Rev. Bonds, Ser. C7, 3.80% (LIQ: Dexia Credit Finance) (Note C)	3.80	13,000,000
6,983,000	Dept. of Water Resources Rev. Bonds, 3.51%, due 6/13/06 (LIQ: Landesbank Hessen-Theuringen GZ)	3.51	6,983,000
5,860,000	Econ. Rec. Bonds, Ser. C16, 3.76% (LIQ: Dexia Credit Local) (Note C)	3.76	5,860,000
25,840,497	FHLMC MFC Rev. Bonds, Ser. M001, 3.90% (LIQ: FHLMC) (Notes C, E)	3.90	25,840,497
10,944,923	FHLMC MFC Rev. Bonds, Ser. M007, 3.90% (LIQ: FHLMC) (Notes C, E)	3.90	10,944,923
2,985,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1, 3.86% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.86	2,985,000
4,000,000	GO Bonds, Ser. C4, 3.72% (LOC: Landesbank Hessen-Theuringen GZ, Bank of Nova Scotia, Bank of America, N.A.) (Note C)	3.72	4,000,000
14,000,000	Golden Gate Bridge & Highway Rev. Bonds, 3.46%, due 6/6/06 (LIQ: JPMorgan Chase Bank)	3.46	14,000,000
11,000,000	HFA Rev. Bonds, Ser. IIID, 3.84% (LIQ: Depfa Bank) (Note C)	3.84	11,000,000
4,360,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 3.85% (LOC: Comerica Bank, N.A.) (Note C)	3.85	4,360,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 3.80% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.80	1,500,000
10,000,000	Infrastructure & EDR Bonds (J. Paul Getty Trust) 3.17%, put 2/2/06	3.17	10,000,000
10,000,000	Infrastructure & EDR Bonds (Salvation Army Western Territory) 3.40%, due 11/13/06 (LOC: Bank of America, N.A.)	3.40	10,000,000

61

TD ASSET MANAGEMENT USA FUNDS INC.
California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 1,935,000	Infrastructure & EDR Bonds, Ser. A, 3.85% (LOC: Comerica Bank, N.A.) (Note C)	3.85	$ 1,935,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 3.84% (LOC: FNMA) (Note C)	3.84	7,700,000
8,000,000	Lancaster Redev. Agency Rev. Bonds 3.96% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	3.96	8,000,000
19,000,000	Livermore Redev. Agency Hsg. Rev. Bonds, 3.84% (LOC: FHLB) (Note C)	3.84	19,000,000
11,649,000	Los Angeles Cty. Metropolitan Transportation Rev. Bonds, 3.32%, due 7/11/06 (LOC: Dexia Credit Local, BNP Paribas)	3.32	11,649,000
9,500,000	Los Angeles Dept. of Water & Power Rev. Bonds, Ser. B1, 3.77% (SBPA: Bank of America, N.A., Bayerische Landesbank GZ, JPMorgan Chase Bank, N.A., Dexia Credit Local, State Street Bank, Landesbank Baden-Wurttemberg, WestLB AG) (Note C)	3.77	9,500,000
5,000,000	Los Angeles Municipal Imp. Auth. Rev. Bonds CP Notes, 3.16%, due 5/8/06 (LOC: Bank of America, N.A.)	3.16	5,000,000
4,975,000	Los Angeles USD GO Bonds (MERLOT) Ser. B12, 3.81% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.81	4,975,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, (Eagle Trust), 3.83%, (LIQ: Citigroup, N.A.) (Notes C, E)	3.83	2,000,000
6,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. A, 3.75%, put 12/15/05 (LIQ: FGIC) (Note C)	3.75	6,000,000
5,880,000	Metropolitan Water Dist. of Southern CA Rev. Bonds (MERLOT) 3.81% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.81	5,880,000
5,000,000	Northern CA Transmission CP Notes, 3.14%, due 7/5/06 (LIQ: WestLB AG)	3.14	5,000,000
700,000	Ontario IDA Rev. Bonds (Winsford Partners ) Ser. A, 3.85% (LOC: Citigroup, N.A.) (Note C)	3.85	700,000
2,180,000	Public Works Rev. Bonds (Putters 610) 3.83% (LIQ: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.83	2,180,000
2,800,000	Riverside Cty. COP, 3.10%, due 5/9/06 (LOC: Bank of America, N.A.)	3.10	2,800,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS, 3.81% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.81	3,910,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT) Ser. 2000 A10, 3.81% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.81	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 3.90% (LOC: Allied Irish Bank, PLC) (Note C)	3.90	1,000,000

62

TD ASSET MANAGEMENT USA FUNDS INC.
California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 13,500,000	San Diego USD GO Bonds (MUNITOPS) 3.81% (LIQ: ABN-AMRO Bank) (Notes C, E)	3.81	$ 13,500,000
2,000,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.) Ser. 1994, 3.81% (Note C)	3.81	2,000,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Proj.) 3.87% (LOC: Citigroup, N.A.) (Note C)	3.87	3,340,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 3.87% (LOC: Citigroup, N.A.) (Note C)	3.87	2,000,000
5,000,000	Statewide CDA Rev. Bonds (Oakwood Proj.) 3.47%, put 6/15/06 (GIC: Citigroup, N.A.)	3.47	5,000,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts.) 3.84% (LIQ: FNMA) (Note C)	3.84	3,600,000
8,300,000	Statewide Communities Rev. Bonds (Cathedral High School Proj.) 3.73% (LOC: Allied Irish Bank PLC) (Note C)	3.73	8,300,000

			290,567,420

	PUERTO RICO—5.3%
13,500,000	Commonwealth TOC's Trust, Ser. 2001-1, 3.81% (LIQ: Bank of New York) (Notes C, E)	3.81	13,500,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 3.82% (LIQ: Citigroup, N.A.) (Notes C, E)	3.82	3,000,000

			16,500,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $307,067,420)—99.5%		307,067,420

	OTHER ASSETS AND LIABILITIES, NET—0.5%		1,644,898

	NET ASSETS—100.0%		$ 308,712,318

Please see accompanying notes to financial statements.

63

TD ASSET MANAGEMENT USA FUNDS INC.
New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—95.1%
$ 5,000,000	Dorm. Auth. Rev. Bonds (Cornell University), 3.14%, due 7/31/06	3.14	$ 5,000,000
750,000	Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 3.81% (LIQ: Wachovia Bank, N.A) (Notes C, E)	3.81	750,000
2,000,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 3.78% (LOC: Bank of New York) (Note C)	3.78	2,000,000
8,060,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 3.87% (LIQ: FNMA) (Notes C, E)	3.87	8,060,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 3.80% (LOC: Citigroup, N.A.) (Note C)	3.80	2,000,000
995,000	Environmental Facs. Rev. Bonds (Putter 613) 3.84% (LIQ: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.84	995,000
3,600,000	Environmental Quality GO Bonds, 2.95%, put 8/3/06 (LOC: WestLB AG)	2.95	3,600,000
2,000,000	Environmental Quality GO Bonds, Ser. A, 3.18%, due 6/6/06 (LOC: Bayerische Landesbank GZ & Landesbank Hessen-Theuringen GZ)	2.80	2,000,000
2,655,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 3.79% (LOC: FHLB) (Note C)	3.79	2,655,000
4,300,000	GO Bonds, Ser. A, 3.15%, put 8/3/06 (LOC: Dexia Credit Local)	2.83	4,300,000
10,000,000	Hempstead IDA Rev. Bonds, 3.95% (LIQ: Lehman Brothers Holdings Inc.) (Notes C, E)	3.95	10,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 3.87% (LIQ: FNMA) (Note C)	3.87	3,000,000
1,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 3.85% (LOC: Fleet National Bank) (Note C)	3.85	1,500,000
3,100,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 3.81% (LOC: FHLMC) (Note C)	3.81	3,100,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 3.82% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3.82	6,600,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 3.83% (LOC: FHLB) (Note C)	3.83	1,400,000
5,300,000	HFA Rev. Bonds (Normandie Court), 3.75% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3.75	5,300,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.), 3.81% (LOC: FNMA) (Note C)	3.81	2,250,000
2,000,000	Long Island Power Auth. Rev. Bonds, 3.15%, due 6/12/06 (LOC: JPMorgan Chase Bank, N.A.)	3.15	2,000,000

64

TD ASSET MANAGEMENT USA FUNDS INC.
New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 6,000,000	Long Island Power Auth. Rev. Bonds, Ser. 2B2, 3.79% (LOC: Bayerische Landesbank GZ)	3.79	$ 6,000,000
1,735,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A11, 3.81% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.81	1,735,000
530,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A33, 3.81% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.81	530,000
4,000,000	MTA Rev. Bonds (Lehman) Ser. K3, 3.85% (LIQ: Lehman Brothers Holding, Inc.) (Notes C, E)	3.85	4,000,000
1,445,000	MTA Rev. Bonds (MERLOT) Ser. A43, 3.81% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.81	1,445,000
7,000,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/ MUNITOPS) 3.83% (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	3.83	7,000,000
3,800,000	NYC GO Bonds, Ser. 1994E4, 3.77% (LOC: State Street Bank) (Note C)	3.77	3,800,000
4,200,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 3.84% (LOC: Citigroup) (Note C)	3.84	4,200,000
3,000,000	NYC HDC Rev. Bonds (East 17th St. Proj.) 3.78% (LOC: Rabobank Nederland) (Note C)	3.78	3,000,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 3.84% (LOC: Allied Irish Bank, PLC) (Note C)	3.84	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional Children’s School) 3.79% (LOC: Wachovia Bank, N.A.) (Note C)	3.79	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 3.80% (LOC: JPMorgan Chase Bank) (Note C)	3.80	700,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 3.83% (LIQ: Citigroup, N.A.) (Notes C, E)	3.83	1,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. 1B, 3.80% (LIQ: Societe Generale) (Note C)	3.80	2,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. A, 3.80% (LIQ: Bank One, N.A.) (Note C)	3.80	2,000,000
1,700,000	Oneida Indian Nation Rev. Bonds, 3.78% (LOC: Bank of America, N.A.) (Note C)	3.78	1,700,000
975,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS) Ser. B05, 3.86% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.86	975,000
6,063,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.60%, due 9/6/06 (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Bank of New York, Bayerische Landesbank GZ, Wachovia Bank, N.A., Landesbank-Baden Wurttemberg GZ, State Street Bank)	3.60	6,063,000
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987, 3.85% (LOC: Bank of Nova Scotia) (Note C)	3.85	2,365,000

65

TD ASSET MANAGEMENT USA FUNDS INC.
New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2006
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust) Ser. 2000305, 3.83% (LIQ: Citigroup, N.A.) (Notes C, E)	3.83	$ 5,000,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (Munitops) Ser. 2002-31, 3.83% (LIQ: ABN-AMRO Bank NV) (Notes C, E)	3.83	5,000,000
1,000,000	Westchester Cty. IDA Rev. Bonds (Resco Proj.) 5.125%, due 7/1/06 (Insured: AMBAC)	3.25	1,003,111
2,700,000	Westchester Cty. IDRB (Levister Redev.) 3.82% (LOC: Bank of New York) (Note E)	3.82	2,700,000

			131,726,111

	PUERTO RICO—5.1%
7,000,000	Commonwealth TOC's Trust, Ser. 2001-1, 3.81% (LIQ: Bank of New York) (Notes C, E)	3.81	7,000,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $138,726,111)—100.2%		138,726,111

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.2%)		(219,862)

	NET ASSETS—100.0%		$ 138,506,249

66

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments
April 30, 2006 (Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2006. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2006, the aggregate market value of these securities, valued at amortized cost, is $503,200,000 and $140,000,000 representing 6.1% and 9.0% of net assets of the Money Market Portfolio and U.S. Government Portfolio, respectively.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2006, these securities amounted to $1,100,058,709 or 13.4% of net assets of the Money Market Portfolio, $177,171,569 or 24.0% of net assets of the Municipal Portfolio, $111,695,420 or 36.2% of net assets of the California Municipal Money Market Portfolio, and $49,190,000 or 35.5% of net assets of the New York Municipal Money Market Portfolio. These securities have been deemed liquid by the Board of Directors.

(F)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

(G)	Security may be called at issuer’s option prior to maturity date.

67

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments
April 30, 2006
(UNAUDITED)

Description of Abbreviations

ABAG	Association of Bay Area Governments	HDC	Housing Development Corporation
AIG	American International Group	HFA	Housing Finance Authority
AMBAC	American Municipal Bond Assurance Corporation	HFC	Housing Finance Commission
BANS	Bond Anticipation Notes	IDA	Industrial Development Authority
CDA	Community Development Authority	IDB	Industrial Development Board
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bond
CP	Commercial Paper	LIQ	Liquidity Agreement
DFA	Developmental Finance Authority	LOC	Letter of Credit
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Insurance Corporation
EDC	Economic Development Corporation	MFC	Multi-Family Certificates
EDR	Economic Development Revenue	MFH	Multi-Family Housing
FGIC	Financial Guaranty Insurance Company	MTA	Metropolitan Transportation Authority
FHLB	Federal Home Loan Bank	MTN	Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation	MUD	Municipal Urban Development
FNMA	Fannie Mae	PCFA	Pollution Control Finance Authority
FSA	Financial Security Assurance Inc.	PCR	Pollution Control Revenue Bond
GIC	Guaranteed Investment Contract	SBPA	Standby Bond Purchase Agreement
GO	General Obligation	TOC	Tender Option Certificates
GTY	Guarantee	USD	Unified School District
HDA	Housing Development Authority

68

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2006 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors, including the Directors who are not interested persons of the Fund (the “Independent Directors”), last approved the Investment Management Agreement between the Fund and TD Asset Management USA Inc. (formerly known as TD Waterhouse Asset Management, Inc.) at a meeting held on March 14, 2006. In approving the Investment Management Agreement, the Board of Directors considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each of the Money Market Portfolio – Investor Class, Money Market Portfolio – Premium Class, U.S. Government Portfolio, Municipal Portfolio, California Municipal Money Market Portfolio, and New York Municipal Money Market Portfolio in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio or class, where applicable, and a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information regarding the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement of the Fund.

The matters discussed below were considered separately by the Independent Directors in an executive session, during which experienced counsel who is independent of the Investment Manager provided guidance to the Independent Directors.

Fees and Expenses

The Board of Directors, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2005 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The Board of Directors, including the Independent Directors, also compared the modified fees and expense ratios of each Portfolio or class, where applicable, that took effect on February 1, 2006 and February 27, 2006, following a shareholder vote, against fees and expense ratios of a peer group of funds. Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were selected by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager. The Board also reviewed fees and expense ratios of a group of comparable funds selected by the Investment Manager.

69

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2006 (Unaudited)

Specifically, the Board considered data based on information provided by Lipper, indicating that, with respect to the fees and expense ratios of each Portfolio for the fiscal year ended October 31, 2005:

•	the Money Market Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.
•	the U.S. Government Portfolio’s management fee rate, before any fee waivers, was below the median management fee rate (before any fee waivers) of its peer group; however, the U.S. Government Portfolio’s management fee rate, net of fee waivers, was above the median management fee rate (net of fee waivers) of its peer group.
•	the Municipal Portfolio’s management fee rate, both before and after fee waivers, was above the median management fee rate of its peer group.
•	the California Municipal Money Market Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.
•	the New York Municipal Money Market Portfolio’s management fee rate, before any fee waivers, was above the median management fee rate (before any fee waivers) of its peer group; however, the New York Municipal Money Market Portfolio’s management fee rate, net of fee waivers, was below the median management fee rate (net of fee waivers) of its peer group.

The Board noted that each Portfolio’s expense ratio was above the median expense ratio of its respective peer group. The Board also noted the voluntary fee waiver and/or expense reimbursement arrangements that had been in place during the past fiscal year for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio, and the New York Municipal Money Market Portfolio, and that each such Portfolio’s net total annual operating expense ratio was capped at 0.82%, 0.82%, 0.81%, 0.70%, and 0.70%, respectively, of the respective Portfolio’s average daily net assets.

The Board observed that with respect to the modified fees and expenses of each Portfolio or class, where applicable, that took effect on February 1, 2006 and February 27, 2006, the management fee rate for each of the Money Market Portfolio – Investor Class, Money Market Portfolio – Premium Class, U.S. Government Portfolio, Municipal Portfolio, California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio was below the median management fee rate of its respective peer group. The Board also noted that the expense ratio for each of the Money Market Portfolio – Investor Class, U.S.

70

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2006 (Unaudited)

Government Portfolio, Municipal Portfolio, California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio was above the median expense ratio of its respective peer group, but that the expense ratio for the Money Market Portfolio – Premium Class was below the median expense ratio of its peer group.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager, and noted that the Investment Manager had served as adviser to two other registered investment companies during the last fiscal year (“TD Waterhouse funds”) and TD Bank USA, formerly known as TD Waterhouse Bank, N.A. (an affiliate for which it manages cash).

On the basis of the factors presented and information considered, the Board determined that the fee rates were reasonable.

Nature, Extent and Quality of Services

The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Directors’ evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Directors and/or trustees of the TD Waterhouse funds, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. In particular, the Board was informed that the Investment Manager’s investment staff members have an average industry experience of 15 years, the average tenure with the Investment Manager of the investment staff members is 8 years, and that as of October 31, 2005 the Investment Manager had approximately $13 billion in assets under management. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Fund and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

71

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2006 (Unaudited)

Fund Performance

The Board of Directors, including the Independent Directors, received and considered information about the investment performance of each Portfolio or class (where applicable), as well as the performance of a group of comparable funds selected by the Investment Manager. The Board of Directors, including the Independent Directors, also received and considered information about the investment performance of the Money Market Plus Portfolio, a series of TD Waterhouse Plus Funds, Inc., which had reorganized into the Premium Class of the Money Market Portfolio on February 27, 2006. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Portfolio and the Money Market Plus Portfolio as well as the performance of a group of comparable funds selected by the Investment Manager.

The Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board of Directors, including the Independent Directors, considered the level of the Investment Manager’s profits in respect of the management of the TD Waterhouse funds, including the Fund. At the Board’s request, the Board was presented with a report prepared by an independent consultant, reviewing the TD Waterhouse organization’s methodology of calculating profitability. On the basis of the consultant’s report, the Board of Directors, including the Independent Directors, concluded that the cost allocation methodology employed by the TD Waterhouse organization has a reasonable basis. The Board considered the profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Fund and concluded that the amount of profit is not an unreasonable profit for the services provided to the Fund.

Economies of Scale

The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each Portfolio grows. The breakpoints largely correspond with the asset levels at which the Investment Manager indicated it anticipated that it would experience economies of scale. The Board concluded that potential economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate, and that for the fiscal year ended October 31, 2005, only the Money Market Portfolio and U.S. Government Portfolio had reached their respective specified asset levels to trigger the

72

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2006 (Unaudited)

breakpoints to their respective advisory fee rates. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board of Directors, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolios, including for administrative and transfer agency services. The Board noted that the administrative fees had been eliminated. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Fund.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Fund, such as those noted above, were reasonable.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement, including the fees to be charged for services thereunder.

73

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Fund’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD AMERITRADE, Inc., Customer Service, One Harborside Financial Center, Plaza IV4, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 62	Director	Since 12/12/95	Chairman of CheckSpring Community Corporation since 2004; Chief Executive Officer of American Red Cross (Nassau County Chapter) from June 2003 through 2004; Chief Operating Officer of National Center for Disability Services in 2002; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002; Director of the Council of Independent Colleges since 2000.	5	None

PETER B.M. EBY c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 68	Director	Since 6/6/02	Retired.	5	Director of Furniture Limited since May 1977 Director of Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000; and Director of RSplit II Corp. since May 2004.

LAWRENCE J. TOAL c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 69	Director	Since 12/12/95	Chairman, President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000 and President, and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002 and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002.	5	None

Interested Director

GEORGE F. STAUDTER††† c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 74	Chairman	Since 12/12/95	Managerial and Financial Consultant, rendering and Director investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989.	5	None

74	75

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

GEORGE O. MARTINEZ 100 Summer Street, Suite 1500 Boston, MA 02110 Age 47	President and Chief Executive Officer	Since 6/5/02	Since August 2002, Senior Vice President — BISYS Fund Services, Inc. From June 2001 to September 2003, Chief Executive Officer & President — FundWatchDog Services LLC. From June c/o BISYS Fund Services 2000 to June 2001, Senior Vice President & Senior Managing Counsel — State Street Corporation.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 42	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Accounting Director–SEI Investments.

RICHARD H. NEIMAN c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 55	Chief Legal Officer	Since 6/10/03	Since August 1995, General Counsel, Director and Secretary of the Investment Manager; from July 1994 to January 2006, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; since January 2006, Chairman, President and Chief Executive Officer of TD Bank USA, N.A.

MARC A. SCHUMAN c/o BISYS Fund Services 199 Water Street New York, NY 10038 Age 45	Vice President and Secretary	Since 3/22/05	Since February 2005, Senior Counsel of BISYS Fund Services; from October 2001 through January 2005, Senior Corporate Counsel of The BISYS Group, Inc. (parent company of BISYS Fund Services); from 2000 through October 2001, Of Counsel, Morgan, Lewis, & Bockius LLP, a law firm.

MICHELE R. TEICHNER c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 46	Chief Compliance Officer, Vice President, and Assistant Secretary	Since 6/11/04 and 11/2/99	Since January 2006, Managing Director, and since June 2004, Chief Compliance Officer, of the Investment Manager; Senior Vice President of TD Asset Management USA Inc. (from August 1996 to December 2005) and TD Waterhouse from June 1997 to December 2005.

DAVID A. HARTMAN c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 59	Vice President and Assistant Treasurer	Since 12/12/05	Since January 2006, Managing Director and from October 1995 to December 2005, Chief Investment Officer & Senior Vice President of the Investment Manager.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2006.
†††	Mr. Staudter is considered an “interested person” of the Fund under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.

76	77

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Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

        (a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

        (b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

        (a)(1) Not applicable - Only effective for annual reports.

        (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

        (a)(3) Not applicable.

        (b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	July 5, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	July 5, 2006

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer

Date	July 5, 2006

* Print the name and title of each signing officer under his or her signature.